UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.2%
Financials - 18.8%
Capital Markets - 1.7%
Blackstone Group LP	103,675	$1,853,709
Deutsche Bank AG	9,200	543,444
Goldman Sachs Group, Inc. (The)	37,350	5,918,854
Man Group PLC	109,678	432,176
Morgan Stanley	41,000	1,120,120
UBS AG (a)	24,128	434,065

		10,302,368

Commercial Banks - 2.6%
Australia & New Zealand Banking Group Ltd.	9,900	243,690
Banco do Brasil SA	20,500	371,038
Bank of Baroda	6,800	147,031
Bank of China Ltd.	441,100	245,290
Barclays PLC	120,000	538,794
BB&T Corp.	31,600	867,420
BNP Paribas	12,553	917,683
Comerica, Inc.	8,000	293,760
Danske Bank A/S (a)	7,771	171,778
Danske Bank A/S (a)	2,590	57,843
DnB NOR ASA	7,909	121,267
Hana Financial Group, Inc.	6,250	269,889
HSBC Holdings PLC	63,200	652,799
Itau Unibanco Holding SA (ADR)	22,200	533,910
KB Financial Group, Inc.	4,845	253,444
KBC Groep NV (a)	11,500	432,722
Lloyds Banking Group PLC (a)	228,000	211,858
Mitsubishi UFJ Financial Group, Inc.	87,600	403,631
National Australia Bank Ltd.	31,200	833,895
National Bank of Canada	5,100	414,470
PNC Financial Services Group, Inc.	7,100	447,229
Societe Generale	15,529	1,008,674
Standard Chartered PLC	35,159	911,984
Sumitomo Mitsui Financial Group, Inc.	13,300	412,636
Turkiye Is Bankasi-Class C	39,700	126,742
Turkiye Vakiflar Bankasi Tao-Class D	61,400	153,238
UniCredit SpA	234,495	577,994
Wells Fargo & Co.	124,600	3,949,820

		15,570,529

Consumer Finance - 0.1%
Capital One Financial Corp.	7,800	405,288

Diversified Financial Services - 2.6%
Bank of America Corp.	124,500	1,659,585
Challenger Ltd.	33,100	168,766
Citigroup, Inc. (a)	360,000	1,591,200
IG Group Holdings PLC	56,452	413,623
ING Groep NV (a)	75,200	954,575
JPMorgan Chase & Co.	215,017	9,912,284
Moody’s Corp.	8,800	298,408
ORIX Corp.	3,580	335,565

		15,334,006

Company	Shares	U.S. $ Value
Insurance - 1.7%
ACE Ltd.	14,000	905,800
Admiral Group PLC	33,389	831,792
Aegon NV (a)	49,600	371,397
AIA Group Ltd. (a)	126,800	390,325
Allianz SE	7,300	1,022,187
Allstate Corp. (The)	9,500	301,910
AON Corp.	21,040	1,114,278
Aviva PLC	73,000	506,564
Berkshire Hathaway, Inc. (a)	9,100	761,033
Chubb Corp.	6,400	392,384
MetLife, Inc.	26,800	1,198,764
Muenchener Rueckversicherungs AG	3,700	582,044
Prudential PLC	32,200	364,654
Travelers Cos., Inc. (The)	25,900	1,540,532

		10,283,664

Real Estate Investment Trusts (REITs) - 6.4%
Allied Properties Real Estate Investment Trust	4,087	92,743
AMB Property Corp.	6,038	217,187
Ascendas Real Estate Investment Trust	272,000	440,206
Beni Stabili SpA	343,069	356,607
Big Yellow Group PLC	115,140	610,790
BioMed Realty Trust, Inc.	32,100	610,542
Boston Properties, Inc.	12,937	1,227,074
BRE Properties, Inc.	12,750	601,545
British Land Co. PLC	146,639	1,299,650
Camden Property Trust	12,900	732,978
Canadian Real Estate Investment Trust	4,800	171,552
CBL & Associates Properties, Inc.	16,600	289,172
Chartwell Seniors Housing Real Estate Investment Trust	70,400	672,413
Colonial Properties Trust	31,800	612,150
Cominar Real Estate Investment Trust	14,303	334,892
Coresite Realty Corp.	15,974	253,028
Dexus Property Group	541,500	475,689
DiamondRock Hospitality Co.	49,095	548,391
Digital Realty Trust, Inc.	13,900	808,146
Douglas Emmett, Inc.	31,226	585,488
Duke Realty Corp.	50,700	710,307
Dundee Real Estate Investment Trust	9,756	333,083
Entertainment Properties Trust	18,950	887,239
Equity Residential	19,300	1,088,713
Essex Property Trust, Inc.	4,600	570,400
Eurocommercial Properties N.V.	9,162	454,207
Extra Space Storage, Inc.	30,000	621,300
First Potomac Realty Trust	8,152	128,394
Fonciere Des Regions	4,300	458,029
General Growth Properties, Inc.	21,937	339,585
Glimcher Realty Trust	50,500	467,125
Goodman Group	813,250	576,114
Great Portland Estates PLC	57,600	356,393
H&R Real Estate Investment Trust	13,984	317,326
Health Care REIT, Inc.	21,400	1,122,216
Home Properties, Inc.	6,832	402,746
Host Hotels & Resorts, Inc.	6,300	110,943
ING Office Fund	862,000	552,107
InnVest Real Estate Investment Trust	72,444	517,831
Kilroy Realty Corp.	11,500	446,545

Company	Shares	U.S. $ Value
Kimco Realty Corp.	36,792	674,765
Klepierre	25,652	1,040,903
Land Securities Group PLC	25,730	302,413
LaSalle Hotel Properties	13,000	351,000
Link REIT (The)	88,912	278,959
Mid-America Apartment Communities, Inc.	9,650	619,530
Morguard Real Estate Investment Trust	3,750	56,395
National Health Investors, Inc.	6,501	311,528
Nationwide Health Properties, Inc.	12,300	523,119
Primaris Retail Real Estate Investment Trust	14,883	326,981
ProLogis	64,146	1,025,053
Public Storage	8,350	926,099
RioCan Real Estate Investment Trust (New York) (b)	1,400	36,765
RioCan Real Estate Investment Trust (Toronto)	13,246	347,853
Simon Property Group, Inc.	24,665	2,643,101
Stockland	184,151	706,444
Sunstone Hotel Investors, Inc. (a)	60,505	616,546
Taubman Centers, Inc.	5,700	305,406
U-Store-It Trust	40,100	421,852
UDR, Inc.	22,200	541,014
Unibail-Rodamco SE	6,678	1,447,348
Ventas, Inc.	9,800	532,140
Vornado Realty Trust	1,400	122,500
Weingarten Realty Investors	29,535	740,147
Wereldhave NV	4,600	491,270
Westfield Group	154,349	1,490,477

		38,280,454

Real Estate Management & Development - 3.6%
BR Malls Participacoes SA	57,100	594,555
CapitaLand Ltd.	187,000	489,538
CapitaMalls Asia Ltd.	324,000	457,447
Castellum AB	43,645	634,723
Cheung Kong Holdings Ltd.	44,000	718,323
China Overseas Land & Investment Ltd.	136,000	277,870
Evergrande Real Estate Group Ltd.	1,799,000	987,392
FirstService Corp. (a)	2,838	107,431
Forest City Enterprises, Inc. (a)	15,922	299,811
Global Logistic Properties Ltd. (a)	189,000	280,454
Great Eagle Holdings Ltd.	99,000	331,870
Hang Lung Group Ltd.	66,000	412,438
Hang Lung Properties Ltd.	309,000	1,351,285
Hongkong Land Holdings Ltd.	128,000	896,523
Hysan Development Co., Ltd.	73,000	300,244
Kerry Properties Ltd.	190,131	953,505
Lend Lease Group	74,667	700,099
Mitsubishi Estate Co., Ltd.	121,000	2,044,785
Mitsui Fudosan Co., Ltd.	132,100	2,171,519
Multiplan Empreendimentos Imobiliarios SA	26,787	553,739
New World Development Ltd.	579,972	1,024,058
NTT Urban Development Corp.	216	181,074
ProLogis European Properties (a)	42,400	299,833
Savills PLC	78,255	449,547
Soho China Ltd.	185,500	159,600
Sponda Oyj	52,311	297,168
Sun Hung Kai Properties Ltd.	187,700	2,972,421
Swire Pacific Ltd.	32,500	476,838

Company	Shares	U.S. $ Value
UOL Group Ltd.	113,487	427,180
Wheelock & Co., Ltd.	67,000	251,438
Wing Tai Holdings Ltd.	310,000	376,754

		21,479,462

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	31,000	485,458

		112,141,229

Consumer Discretionary - 9.4%
Auto Components - 1.2%
BorgWarner, Inc. (a)	19,500	1,553,955
Bridgestone Corp.	24,900	520,679
GKN PLC	124,100	398,936
Johnson Controls, Inc.	58,100	2,415,217
Lear Corp.	18,400	899,208
Magna International, Inc.-Class A	10,100	484,216
NGK Spark Plug Co., Ltd.	21,000	287,084
Sumitomo Rubber Industries Ltd.	11,500	117,070
TRW Automotive Holdings Corp. (a)	11,700	644,436

		7,320,801

Automobiles - 0.6%
Ford Motor Co. (a)	39,100	582,981
General Motors Co. (a)	18,500	574,055
Nissan Motor Co., Ltd.	77,100	684,881
Renault SA (a)	10,700	591,249
Toyota Motor Corp.	20,500	813,527

		3,246,693

Distributors - 0.3%
Inchcape PLC (a)	23,660	131,290
Li & Fung Ltd.	300,000	1,532,272

		1,663,562

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	19,738	757,150
Hyatt Hotels Corp. (a)	18,370	790,645
Intercontinental Hotels Group PLC	30,100	616,833
Kosmopolito Hotels International Ltd. (a)	457,000	89,361
Overseas Union Enterprise Ltd.	84,000	207,761
Royal Caribbean Cruises Ltd. (a)	7,900	325,954
Shangri-La Asia Ltd.	197,333	504,103
Starbucks Corp.	45,300	1,673,835
Thomas Cook Group PLC	43,000	117,481
Whitbread PLC	20,200	534,238
Wyndham Worldwide Corp.	9,700	308,557

		5,925,918

Household Durables - 0.8%
Fortune Brands, Inc.	7,000	433,230
Garmin Ltd.	5,102	172,754
LG Electronics, Inc.	4,730	452,289
NVR, Inc. (a)	1,200	907,200
Rossi Residencial SA	58,400	486,831
Sharp Corp.	45,000	446,403

Company	Shares	U.S. $ Value
Sony Corp.	10,800	344,477
Stanley Black & Decker, Inc.	16,500	1,263,900

		4,507,084

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	10,875	1,958,914
Rakuten, Inc.	369	331,054

		2,289,968

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	6,300	68,633

Media - 2.7%
Comcast Corp.-Class A	162,900	4,026,888
DIRECTV (a)	27,200	1,272,960
Gannett Co., Inc.	42,600	648,798
Informa PLC	22,900	152,892
Interpublic Group of Cos., Inc. (The)	20,500	257,685
Lagardere SCA	1,500	63,972
News Corp.-Class A	183,200	3,216,992
Time Warner Cable, Inc.-Class A	24,500	1,747,830
Time Warner, Inc.	32,500	1,160,250
Viacom, Inc.-Class B	22,600	1,051,352
Vivendi SA	22,210	633,593
Walt Disney Co. (The)	45,232	1,949,047

		16,182,259

Multiline Retail - 0.4%
Don Quijote Co., Ltd.	6,400	201,966
Kohl’s Corp.	25,540	1,354,641
Macy’s, Inc.	28,500	691,410

		2,248,017

Specialty Retail - 2.0%
Esprit Holdings Ltd.	82,800	379,638
Fast Retailing Co., Ltd.	3,100	388,090
Foot Locker, Inc.	39,100	771,052
Gap, Inc. (The)	43,300	981,178
Hennes & Mauritz AB-Class B	41,100	1,364,426
Inditex SA	15,970	1,281,438
Limited Brands, Inc.	79,800	2,623,824
Lowe’s Cos., Inc.	92,200	2,436,846
Office Depot, Inc. (a)	83,900	388,457
Ross Stores, Inc.	9,000	640,080
TJX Cos., Inc.	7,500	372,975
Yamada Denki Co., Ltd.	6,420	431,439

		12,059,443

Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	4,200	242,172
Yue Yuen Industrial Holdings Ltd.	9,000	28,450

		270,622

		55,783,000

Information Technology - 8.5%
Communications Equipment - 1.1%
Cisco Systems, Inc.	12,450	213,517

Company	Shares	U.S. $ Value
HTC Corp.	16,000	624,957
Juniper Networks, Inc. (a)	28,300	1,190,864
Motorola Solutions, Inc. (a)	27,100	1,211,099
QUALCOMM, Inc.	41,830	2,293,539
Riverbed Technology, Inc. (a)	27,400	1,031,610

		6,565,586

Computers & Peripherals - 2.6%
Apple, Inc. (a)	23,465	8,176,379
Compal Electronics, Inc.	859	853
Dell, Inc. (a)	115,900	1,681,709
EMC Corp. (a)	109,914	2,918,217
Fujitsu Ltd.	57,000	322,110
Hewlett-Packard Co.	27,100	1,110,287
Logitech International SA (a)	62,089	1,118,815
Toshiba Corp.	74,000	361,830

		15,690,200

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp. (a)	537,310	467,955
Corning, Inc.	27,900	575,577
TE Connectivity Ltd.	15,900	553,638

		1,597,170

Internet Software & Services - 1.2%
AOL, Inc. (a)	5,084	99,291
Google, Inc.-Class A (a)	9,820	5,756,582
Telecity Group PLC (a)	96,897	789,997
Yahoo! Japan Corp.	618	220,691

		6,866,561

IT Services - 0.5%
Accenture PLC	37,417	2,056,813
Amadeus IT Holding SA (a)	13,085	249,770
Cap Gemini SA	10,194	591,895

		2,898,478

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	30,500	256,324

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc. (ADR)	50,700	277,836
Broadcom Corp.-Class A	52,708	2,075,641
Intel Corp.	30,800	621,236
Marvell Technology Group Ltd. (a)	64,000	995,200
Powertech Technology, Inc. (a)	29,000	90,826
Samsung Electronics Co., Ltd.	650	551,177
Sumco Corp. (a)	2,300	46,254
Trina Solar Ltd. (Sponsored ADR) (a)	17,400	524,088

		5,182,258

Software - 1.9%
Aveva Group PLC	10,210	264,253
Citrix Systems, Inc. (a)	29,600	2,174,416

Company	Shares	U.S. $ Value
Intuit, Inc. (a)	31,300	1,662,030
Microsoft Corp.	28,100	712,616
Oracle Corp.	109,400	3,650,678
Rovi Corp. (a)	23,100	1,239,315
SAP AG	19,400	1,186,510
Temenos Group AG (a)	16,050	607,398

		11,497,216

		50,553,793

Energy - 7.1%
Energy Equipment & Services - 2.2%
AMEC PLC	60,568	1,158,380
Cameron International Corp. (a)	23,450	1,338,995
Cie Generale de Geophysique-Veritas (a)	5,414	195,902
Ensco PLC (Sponsored ADR)	19,800	1,145,232
McDermott International, Inc. (a)	27,300	693,147
Nabors Industries Ltd. (a)	33,300	1,011,654
Petrofac Ltd.	55,500	1,326,238
Saipem SpA	14,500	770,300
Schlumberger Ltd.	49,255	4,593,521
Technip SA	8,700	927,576

		13,160,945

Oil, Gas & Consumable Fuels - 4.9%
Afren PLC (a)	185,500	484,904
BP PLC	106,600	783,199
Chevron Corp.	32,600	3,502,218
China Petroleum & Chemical Corp.-Class H	146,000	145,970
ConocoPhillips	24,600	1,964,556
Devon Energy Corp.	28,000	2,569,560
ENI SpA	20,300	498,109
EOG Resources, Inc.	17,635	2,089,924
Gazprom OAO (Sponsored ADR)	18,000	582,120
Hess Corp.	14,900	1,269,629
JX Holdings, Inc.	57,500	386,318
LUKOIL OAO (London) (Sponsored ADR)	5,000	356,950
Marathon Oil Corp.	42,300	2,255,013
Murphy Oil Corp.	2,900	212,918
Newfield Exploration Co. (a)	14,400	1,094,544
Nexen, Inc. (New York)	46,200	1,151,304
Nexen, Inc. (Toronto)	20,440	509,577
Noble Energy, Inc.	31,300	3,025,145
Occidental Petroleum Corp.	9,510	993,700
Penn West Petroleum Ltd.	9,613	266,923
Petroleo Brasileiro SA (Sponsored ADR)	13,900	494,006
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	34,804	1,266,108
Southern Union Co.	17,000	486,540
Southwestern Energy Co. (a)	25,800	1,108,626
Suncor Energy, Inc. (New York)	11,396	510,997
Suncor Energy, Inc. (Toronto)	15,800	708,596
Tesoro Corp. (a)	14,900	399,767

		29,117,221

		42,278,166

Company	Shares	U.S. $ Value
Industrials - 5.7%
Aerospace & Defense - 1.0%
BAE Systems PLC	103,000	536,794
Goodrich Corp.	12,100	1,034,913
Honeywell International, Inc.	18,900	1,128,519
Huntington Ingalls Industries, Inc. (a)	5,200	215,800
Northrop Grumman Corp.	31,200	1,956,552
Raytheon Co.	17,900	910,573

		5,783,151

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	1,900	265,616
United Parcel Service, Inc.-Class B	42,700	3,173,464

		3,439,080

Airlines - 0.1%
Delta Air Lines, Inc. (a)	81,000	793,800

Building Products - 0.1%
Asahi Glass Co., Ltd.	40,000	503,253
Cie de St-Gobain	4,400	269,085

		772,338

Commercial Services & Supplies - 0.3%
Aggreko PLC	18,000	454,602
Serco Group PLC	132,415	1,185,266

		1,639,868

Construction & Engineering - 0.2%
Bouygues SA	18,200	873,641
Larsen & Toubro Ltd.	5,500	204,628

		1,078,269

Electrical Equipment - 0.8%
Bharat Heavy Electricals Ltd.	4,900	226,396
Cooper Industries PLC	27,600	1,791,240
Furukawa Electric Co., Ltd.	43,000	173,810
Mitsubishi Electric Corp.	40,000	470,743
Rockwell Automation, Inc.	14,100	1,334,565
Sumitomo Electric Industries Ltd.	33,400	462,561
Vestas Wind Systems A/S (a)	11,505	499,381

		4,958,696

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	10,256	225,401
General Electric Co.	110,200	2,209,510
SembCorp Industries Ltd.	30,000	124,049

		2,558,960

Machinery - 1.5%
Danaher Corp.	62,400	3,238,560
Eaton Corp.	9,800	543,312
Fanuc Corp.	6,200	937,173
Flowserve Corp.	11,348	1,461,622
Ingersoll-Rand PLC	25,700	1,241,567
Jain Irrigation Systems Ltd.	45,986	184,437
Komatsu Ltd.	16,300	552,988
Parker Hannifin Corp.	5,300	501,804

Company	Shares	U.S. $ Value
SPX Corp.	1,900	150,841

		8,812,304

Professional Services - 0.4%
Capita Group PLC (The)	123,600	1,473,211
Experian PLC	38,500	476,666
Intertek Group PLC	6,648	216,973

		2,166,850

Road & Rail - 0.1%
DSV A/S	14,680	361,482
East Japan Railway Co.	3,400	188,798
Firstgroup PLC	29,300	153,199
Nippon Express Co., Ltd.	49,000	187,963

		891,442

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	13,500	374,334
Mitsui & Co., Ltd.	7,000	125,327

		499,661

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	80,000	337,927

		33,732,346

Health Care - 4.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	16,800	897,960
Celgene Corp. (a)	32,453	1,867,021
Gilead Sciences, Inc. (a)	60,485	2,566,984

		5,331,965

Health Care Providers & Services - 0.9%
Aetna, Inc.	6,900	258,267
Express Scripts, Inc.-Class A (a)	36,300	2,018,643
HCA Holdings, Inc. (a)	16,165	547,508
Health Net, Inc. (a)	15,100	493,770
McKesson Corp.	2,876	227,348
UnitedHealth Group, Inc.	20,100	908,520
WellPoint, Inc.	14,900	1,039,871

		5,493,927

Pharmaceuticals - 3.1%
Allergan, Inc.	33,810	2,401,186
Aspen Pharmacare Holdings Ltd. (a)	17,330	202,180
AstraZeneca PLC	27,500	1,263,421
AstraZeneca PLC (Sponsored ADR)	35,500	1,637,260
Forest Laboratories, Inc. (a)	4,900	158,270
Johnson & Johnson	59,600	3,531,300
Merck & Co., Inc.	35,200	1,161,952
Novartis AG	15,834	857,426
Pfizer, Inc.	208,500	4,234,635
Roche Holding AG	4,500	642,444
Sanofi-Aventis SA	6,500	455,485

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	32,140	1,612,464

		18,158,023

		28,983,915

Materials - 3.8%
Chemicals - 2.2%
Agrium, Inc. (Toronto)	2,200	203,162
Air Water, Inc.	14,000	170,500
Clariant AG (a)	8,500	153,133
Dow Chemical Co. (The)	113,515	4,285,191
Huabao International Holdings Ltd.	124,000	191,295
Incitec Pivot Ltd.	29,500	132,062
Israel Chemicals Ltd.	95,400	1,570,442
K&S AG	22,500	1,696,632
Koninklijke DSM NV	5,851	359,742
LyondellBasell Industries NV (a)	13,800	545,790
Monsanto Co.	34,458	2,489,935
Potash Corp. of Saskatchewan, Inc.	23,800	1,402,534

		13,200,418

Construction Materials - 0.1%
CRH PLC (London)	11,360	260,767

Metals & Mining - 1.5%
Agnico-Eagle Mines Ltd.	5,600	371,560
Alcoa, Inc.	65,800	1,161,370
Centamin Egypt Ltd. (a)	46,300	100,617
Commercial Metals Co.	32,200	556,094
Hindalco Industries Ltd.	30,600	143,718
JFE Holdings, Inc.	14,900	436,265
New Gold, Inc. (a)	7,477	87,997
Newcrest Mining Ltd.	6,400	263,644
Reliance Steel & Aluminum Co.	6,500	375,570
Rio Tinto Ltd.	16,500	1,446,203
Rio Tinto PLC	19,200	1,357,406
Steel Dynamics, Inc.	17,100	320,967
Tata Steel Ltd.	23,600	329,275
ThyssenKrupp AG	8,600	350,050
Vale SA (Sponsored ADR) (Local Preference Shares)	23,100	681,912
Vale SA (Sponsored ADR)-Class B	14,900	496,915
Xstrata PLC	20,940	488,563

		8,968,126

		22,429,311

Consumer Staples - 3.4%
Beverages - 0.4%
Anheuser-Busch InBev NV	16,144	920,398
Asahi Breweries Ltd.	16,500	274,329
Constellation Brands, Inc.-Class A (a)	49,400	1,001,832
Dr Pepper Snapple Group, Inc.	3,100	115,196

		2,311,755

Food & Staples Retailing - 0.8%
Delhaize Group SA	6,437	524,401
Koninklijke Ahold NV	33,000	442,566

Company	Shares	U.S. $ Value
Kroger Co. (The)	58,600	1,404,642
Olam International Ltd.	563,000	1,250,069
Safeway, Inc.	6,500	153,010
Sugi Holdings Co., Ltd.	10,000	232,042
Tesco PLC	166,817	1,019,027

		5,025,757

Food Products - 0.6%
Archer-Daniels-Midland Co.	27,200	979,472
Bunge Ltd.	16,300	1,178,979
ConAgra Foods, Inc.	30,200	717,250
Smithfield Foods, Inc. (a)	25,800	620,748

		3,496,449

Household Products - 0.6%
Kimberly-Clark Corp.	6,300	411,201
Procter & Gamble Co. (The)	47,200	2,907,520
Reckitt Benckiser Group PLC	9,280	476,346

		3,795,067

Tobacco - 1.0%
Altria Group, Inc.	60,500	1,574,815
British American Tobacco PLC	27,372	1,097,551
Imperial Tobacco Group PLC	49,900	1,539,730
Japan Tobacco, Inc.	440	1,590,768

		5,802,864

		20,431,892

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	89,400	2,735,640
CenturyLink, Inc.	22,400	930,720
France Telecom SA	24,400	547,869
Nippon Telegraph & Telephone Corp.	15,600	696,773
Telecom Italia SpA (ordinary shares)	428,500	658,520
Telecom Italia SpA (savings shares)	148,800	199,885
Telenor ASA	18,700	307,768
Verizon Communications, Inc.	17,300	666,742

		6,743,917

Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	129,900	602,736
Vodafone Group PLC	398,653	1,136,084

		1,738,820

		8,482,737

Utilities - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,500	122,990
E.ON AG	26,826	815,755
Edison International	28,600	1,046,474
EDP-Energias de Portugal SA	91,200	355,073
NV Energy, Inc.	45,100	671,539
Tokyo Electric Power Co., Inc. (The)	34,900	194,521

		3,206,352

Company		Shares	U.S. $ Value
Gas Utilities - 0.2%
Atmos Energy Corp.		10,800	368,280
UGI Corp.		20,200	664,580

			1,032,860

Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc.		9,100	283,283

Multi-Utilities - 0.5%
Ameren Corp.		13,300	373,331
CMS Energy Corp.		32,600	640,264
DTE Energy Co.		20,400	998,784
NiSource, Inc.		39,400	755,692

			2,768,071

			7,290,566

Total Common Stocks (cost $316,975,898)			382,106,955

		Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 9.3%
Industrial - 4.4%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	145	160,548
Anglo American Capital PLC
9.375%, 4/08/19 (b)		350	466,346
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	294,157
ArcelorMittal
6.125%, 6/01/18		330	349,554
ArcelorMittal USA, Inc.
6.50%, 4/15/14		105	115,690
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	238,512
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,951
7.60%, 5/15/14		195	225,347
8.55%, 5/15/19		549	693,960
International Paper Co.
5.30%, 4/01/15		219	236,008
7.50%, 8/15/21		150	176,037
7.95%, 6/15/18		190	228,584
Packaging Corp. of America
5.75%, 8/01/13		30	32,146
PPG Industries, Inc.
5.75%, 3/15/13		250	269,597
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		345	397,229
Teck Resources Ltd.
6.00%, 8/15/40		30	30,213
Vale Canada Ltd.
7.75%, 5/15/12		80	85,684

			4,017,563

Company	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.2%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	40	41,922
Lafarge SA
6.15%, 7/15/11	172	174,553
Owens Corning
6.50%, 12/01/16	178	193,807
Republic Services, Inc.
5.25%, 11/15/21	165	172,731
5.50%, 9/15/19	233	249,991
Tyco International Finance SA
8.50%, 1/15/19	140	180,612

		1,013,616

Communications - Media - 0.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	193,290
CBS Corp.
8.875%, 5/15/19	330	414,382
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	243,577
Comcast Corp.
5.15%, 3/01/20	270	281,059
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.60%, 2/15/21	255	248,593
4.75%, 10/01/14	155	166,900
News America, Inc.
6.15%, 3/01/37	222	219,974
6.55%, 3/15/33	250	262,569
9.25%, 2/01/13	144	163,911
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	435	551,246
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	25,925
5.50%, 5/15/15	120	124,043
11.25%, 2/01/19	190	239,073
Time Warner Cable, Inc.
5.00%, 2/01/20	200	202,205
7.50%, 4/01/14	145	166,201
Time Warner Entertainment Co. LP
8.375%, 3/15/23	311	383,448
WPP Finance UK
5.875%, 6/15/14	150	164,906
8.00%, 9/15/14	350	407,965

		4,459,267

Communications - Telecommunications - 0.6%
American Tower Corp.
5.05%, 9/01/20	380	369,182
AT&T Corp.
8.00%, 11/15/31	15	18,794
BellSouth Corp.
5.20%, 9/15/14	94	102,777
British Telecommunications PLC
5.15%, 1/15/13	720	765,981

Company	Principal Amount (000)	U.S. $ Value
Embarq Corp.
7.082%, 6/01/16	658	748,271
Qwest Corp.
7.50%, 10/01/14	295	337,037
7.875%, 9/01/11	265	272,288
Telecom Italia Capital SA
6.00%, 9/30/34	65	58,816
6.175%, 6/18/14	305	327,477
6.375%, 11/15/33	60	56,623
7.175%, 6/18/19	170	185,832
Telus Corp.
8.00%, 6/01/11	25	25,298
United States Cellular Corp.
6.70%, 12/15/33	250	239,640
Vodafone Group PLC
5.50%, 6/15/11	220	222,118
7.875%, 2/15/30	100	126,717

		3,856,851

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
5.75%, 9/08/11	135	137,937
7.30%, 1/15/12	166	174,365
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	341	365,386
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	346	361,644
Volvo Treasury AB
5.95%, 4/01/15 (b)	305	335,323

		1,374,655

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31	345	397,981
Turner Broadcasting System, Inc.
8.375%, 7/01/13	225	256,481
Viacom, Inc.
5.625%, 9/15/19	390	426,721

		1,081,183

Consumer Cyclical - Other - 0.1%
Marriott International, Inc.
Series J
5.625%, 2/15/13	216	231,081
MDC Holdings, Inc.
5.50%, 5/15/13	140	145,067
Toll Brothers Finance Corp.
6.875%, 11/15/12	11	11,651

		387,799

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.125%, 8/15/16	100	112,636
6.60%, 3/15/19	195	223,681

		336,317

Company	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.5%
Ahold Finance USA LLC
6.875%, 5/01/29	420	460,180
Altria Group, Inc.
9.70%, 11/10/18	210	276,175
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	71,990
5.875%, 5/15/13	180	191,417
8.50%, 6/15/19	153	181,682
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	281,196
Delhaize Group SA
5.875%, 2/01/14	105	114,639
Diageo Capital PLC
7.375%, 1/15/14	265	304,108
Fortune Brands, Inc.
3.00%, 6/01/12	280	284,660
4.875%, 12/01/13	201	211,880
Kroger Co. (The)
6.80%, 12/15/18	79	91,613
Newell Rubbermaid, Inc.
5.50%, 4/15/13	175	187,770
Reynolds American, Inc.
7.25%, 6/01/13	150	167,785
7.625%, 6/01/16	250	297,114
Whirlpool Corp.
8.60%, 5/01/14	45	52,211

		3,174,420

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	417	453,440
6.45%, 9/15/36	109	108,859
Baker Hughes, Inc.
6.50%, 11/15/13	150	168,908
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	106,563
ConocoPhillips Holding Co.
6.95%, 4/15/29	66	78,801
Hess Corp.
7.875%, 10/01/29	80	98,780
8.125%, 2/15/19	100	125,535
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	67	67,176
5.125%, 3/01/21 (b)	113	113,902
Nabors Industries, Inc.
9.25%, 1/15/19	315	397,074
Noble Energy, Inc.
8.25%, 3/01/19	303	381,206
Noble Holding International Ltd.
4.90%, 8/01/20	36	36,525
Valero Energy Corp.
4.75%, 6/15/13	80	84,926
6.125%, 2/01/20	125	135,196
6.875%, 4/15/12	290	306,561
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	125	132,306

Company	Principal Amount (000)	U.S. $ Value
9.625%, 3/01/19	285	362,970
Williams Cos., Inc. (The)
7.875%, 9/01/21	159	197,868

		3,356,596

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	445	476,150

Services - 0.0%
Western Union Co. (The)
5.93%, 10/01/16	90	99,947

Technology - 0.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	71	72,582
Computer Sciences Corp.
5.50%, 3/15/13	180	191,467
Motorola, Inc.
6.50%, 9/01/25	175	184,143
7.50%, 5/15/25	35	39,646
Xerox Corp.
8.25%, 5/15/14	280	327,331

		815,169

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	307	327,872
5.75%, 12/15/16	155	167,652

		495,524

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	58	66,339
CSX Corp.
5.50%, 8/01/13	35	37,910

		104,249

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	470	452,748
Con-way, Inc.
6.70%, 5/01/34	309	282,990
Ryder System, Inc.
5.85%, 11/01/16	127	139,926
7.20%, 9/01/15	127	147,262

		1,022,926

		26,072,232

Financial Institutions - 3.8%
Banking - 1.9%
American Express Co.
7.25%, 5/20/14	310	352,606
Bank of America Corp.
5.625%, 7/01/20	420	431,204
5.875%, 1/05/21	200	208,836

Company	Principal Amount (000)	U.S. $ Value
7.375%, 5/15/14	340	383,970
Series L
5.65%, 5/01/18	285	297,848
BankAmerica Capital II
Series 2
8.00%, 12/15/26	94	96,115
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	290	308,047
5.70%, 11/15/14	190	208,835
Citigroup, Inc.
5.375%, 8/09/20	232	238,833
5.50%, 4/11/13	230	246,104
6.50%, 8/19/13	260	284,272
8.50%, 5/22/19	475	586,091
Compass Bank
5.50%, 4/01/20	215	211,259
Countrywide Financial Corp.
6.25%, 5/15/16	92	98,218
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	440	465,135
7.50%, 2/15/19	335	389,131
JPMorgan Chase & Co.
4.40%, 7/22/20	830	802,073
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	250	260,295
5.00%, 1/17/17	205	211,981
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	470	472,366
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	258,938
Morgan Stanley
5.50%, 7/24/20	735	734,483
6.625%, 4/01/18	345	379,195
National Capital Trust II
5.486%, 3/23/15 (b)	91	90,506
Nationwide Building Society
6.25%, 2/25/20 (b)	465	483,791
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	104,657
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	205,577
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (b)	500	496,848
Shinhan Bank
4.125%, 10/04/16 (b)	515	516,861
Societe Generale
2.50%, 1/15/14 (b)	480	476,281
SouthTrust Corp.
5.80%, 6/15/14	225	242,984
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	230	221,530
Union Bank NA
5.95%, 5/11/16	250	264,901
Wachovia Corp.
5.50%, 5/01/13	320	344,856

		11,374,627

Company	Principal Amount (000)	U.S. $ Value
Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	186	197,557
Lazard Group LLC
6.85%, 6/15/17	160	170,323

		367,880

Finance - 0.3%
General Electric Capital Corp.
4.80%, 5/01/13	315	334,691
5.625%, 5/01/18	480	518,937
Series A
4.375%, 11/21/11	25	25,607
HSBC Finance Corp.
7.00%, 5/15/12	125	132,947
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	650	675,245

		1,687,427

Insurance - 1.2%
Aetna, Inc.
6.00%, 6/15/16	140	157,670
Aflac, Inc.
3.45%, 8/15/15	80	80,340
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	178,454
Allstate Corp. (The)
6.125%, 5/15/37	235	237,350
Allstate Life Global Funding Trusts
5.375%, 4/30/13	155	167,225
American International Group, Inc.
6.40%, 12/15/20	300	320,188
Assurant, Inc.
5.625%, 2/15/14	135	142,792
CIGNA Corp.
5.125%, 6/15/20	190	198,053
Coventry Health Care, Inc.
5.95%, 3/15/17	90	93,348
6.125%, 1/15/15	40	42,257
6.30%, 8/15/14	275	292,087
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (b)	125	121,270
Genworth Financial, Inc.
6.515%, 5/22/18	315	311,629
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	210	245,326
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	95	96,442
5.50%, 3/30/20	435	442,399
Humana, Inc.
6.30%, 8/01/18	55	59,303
6.45%, 6/01/16	40	44,273
7.20%, 6/15/18	285	323,932
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	173,211

Company	Principal Amount (000)	U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	98	124,093
Markel Corp.
7.125%, 9/30/19	230	256,657
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	185	252,998
MetLife, Inc.
4.75%, 2/08/21	145	145,331
7.717%, 2/15/19	112	136,144
10.75%, 8/01/39	140	193,200
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	335	407,395
Principal Financial Group, Inc.
7.875%, 5/15/14	260	300,391
Prudential Financial, Inc.
5.15%, 1/15/13	205	216,714
6.20%, 1/15/15	45	49,665
8.875%, 6/15/38	170	200,600
Series D
7.375%, 6/15/19	35	41,094
UnitedHealth Group, Inc.
6.00%, 2/15/18	270	300,305
WellPoint, Inc.
4.35%, 8/15/20	350	349,184
5.25%, 1/15/16	50	54,947
5.875%, 6/15/17	40	44,867
7.00%, 2/15/19	80	94,824
XL Group PLC
5.25%, 9/15/14	135	142,219

		7,038,177

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)	173	180,356
ORIX Corp.
4.71%, 4/27/15	458	465,070

		645,426

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	105	114,229
HCP, Inc.
5.375%, 2/01/21	130	131,285
5.95%, 9/15/11	340	347,494
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	138,316
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	182,692
Simon Property Group LP
4.375%, 3/01/21	495	484,273

		1,398,289

		22,511,826

Company	Principal Amount (000)	U.S. $ Value
Utility - 0.7%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	420	428,380
Ameren Corp.
8.875%, 5/15/14	240	276,083
Constellation Energy Group, Inc.
5.15%, 12/01/20	385	381,970
FirstEnergy Corp.
Series B
6.45%, 11/15/11	13	13,389
Series C
7.375%, 11/15/31	275	297,881
NextEra Energy Capital Holdings, Inc.
6.35%, 10/01/66	55	54,244
6.65%, 6/15/67	170	169,788
Nisource Finance Corp.
6.80%, 1/15/19	330	377,528
Pacific Gas & Electric Co.
6.05%, 3/01/34	38	39,597
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	348	377,099
Teco Finance, Inc.
4.00%, 3/15/16	100	101,882
5.15%, 3/15/20	125	129,491
Union Electric Co.
6.70%, 2/01/19	45	51,932

		2,699,264

Natural Gas - 0.2%
DCP Midstream LLC
5.35%, 3/15/20 (b)	137	142,383
Energy Transfer Partners LP
6.70%, 7/01/18	127	143,888
7.50%, 7/01/38	410	474,214
EQT Corp.
8.125%, 6/01/19	234	278,931
TransCanada PipeLines Ltd.
6.35%, 5/15/67	120	120,489
Williams Partners LP
5.25%, 3/15/20	298	310,865

		1,470,770

Other Utility - 0.0%
Veolia Environnement SA
6.00%, 6/01/18	210	233,547

		4,403,581

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (b)	470	583,975
Ecopetrol SA
7.625%, 7/23/19	125	144,063

Company		Principal Amount (000)	U.S. $ Value
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		920	1,000,500
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		680	701,511

			2,430,049

Total Corporates - Investment Grades (cost $51,529,665)			55,417,688

GOVERNMENTS - TREASURIES - 8.9%
United States - 8.6%
U.S. Treasury Bonds
4.50%, 2/15/36		2,485	2,509,075
4.625%, 2/15/40		5,380	5,485,922
5.375%, 2/15/31		2,650	3,030,524
U.S. Treasury Notes
2.00%, 1/31/16		9,485	9,416,082
2.125%, 2/29/16		8,640	8,613,000
2.625%, 11/15/20		3,625	3,382,578
3.375%, 11/15/19		2,690	2,719,423
3.625%, 2/15/20		15,385	15,803,287

			50,959,891

Mexico - 0.3%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	23,935	2,074,751

Total Governments - Treasuries (cost $53,447,494)			53,034,642

MORTGAGE PASS-THRU’S - 4.7%
Agency Fixed Rate 30-Year - 4.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	U.S.$	1,203	1,288,157
Series 2007
5.50%, 7/01/35		124	132,676
Federal National Mortgage Association
4.00%, 1/01/41		1,685	1,659,438
4.50%, 8/01/40		1,381	1,407,408
5.50%, 1/01/35-6/01/38		3,928	4,207,102
6.00%, 8/01/37-2/01/40		5,096	5,542,108
Series 2003
5.00%, 11/01/33		372	391,691
Series 2004
5.50%, 2/01/34-11/01/34		511	549,165
6.00%, 9/01/34-11/01/34		448	491,141
Series 2005
4.50%, 8/01/35		399	409,936
Series 2006
5.00%, 2/01/36		1,350	1,417,737
6.00%, 3/01/36		180	196,732
Series 2007
4.50%, 9/01/35		324	333,276
5.00%, 11/01/35-7/01/36		401	421,166
5.50%, 1/01/37-8/01/37		1,923	2,065,539
Series 2008

Company	Principal Amount (000)	U.S. $ Value
5.50%, 8/01/37	893	957,879
6.00%, 3/01/37-5/01/38	3,674	4,001,831
Series 2010
6.00%, 4/01/40	893	971,345

		26,444,327

Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
Series 2008
5.235%, 11/01/37 (c)	134	142,717
Federal National Mortgage Association
3.757%, 8/01/37 (d)	559	590,433
Series 2006
2.309%, 2/01/36 (c)	169	176,710
3.378%, 3/01/36 (c)	110	113,781
5.716%, 11/01/36 (d)	33	34,602
Series 2007
2.576%, 3/01/34 (c)	301	315,698

		1,373,941

Total Mortgage Pass-Thru’s (cost $27,093,339)		27,818,268

AGENCIES - 3.6%
Agency Debentures - 3.6%
Citigroup Funding, Inc. - FDIC Insured
0.231%, 5/05/11 (d)	2,175	2,175,191
Federal Farm Credit Bank
0.266%, 11/13/12 (d)	900	900,221
0.276%, 10/12/12 (d)	1,200	1,200,523
0.284%, 9/20/12 (d)	1,100	1,100,672
0.308%, 6/26/13 (d)	2,500	2,502,000
Federal National Mortgage Association
0.273%, 11/23/12 (d)	7,745	7,745,043
0.284%, 9/17/12-10/18/12 (d)	1,810	1,810,805
6.25%, 5/15/29	740	889,863
6.625%, 11/15/30	2,277	2,874,949

Total Agencies (cost $21,070,794)		21,199,267

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.196%, 9/10/47	315	339,738
Series 2006-5, Class A4
5.414%, 9/10/47	355	376,856
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.723%, 9/11/38	250	274,227
Series 2007-PW18, Class A4
5.70%, 6/13/50	280	298,462
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4

Company	Principal Amount (000)	U.S. $ Value
5.372%, 4/15/40	110	118,217
Series 2008-C7, Class A4
5.822%, 12/10/49	440	482,796
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	130	137,063
Series 2007-C9, Class A4
5.815%, 12/10/49	650	705,281
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	70	73,580
Series 2005-C1, Class A4
5.014%, 2/15/38	260	275,084
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38	620	670,932
Series 2006-C4, Class A3
5.467%, 9/15/39	235	248,800
Series 2006-C5, Class A3
5.311%, 12/15/39	345	362,246
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	85	89,673
Series 2005-GG5, Class AJ
5.29%, 4/10/37	215	205,433
Series 2007-GG11, Class A4
5.736%, 12/10/49	695	735,104
Series 2007-GG9, Class A2
5.381%, 3/10/39	324	331,413
Series 2007-GG9, Class A4
5.444%, 3/10/39	410	433,970
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	85,693
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	183,041
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	334,206
Series 2006-CB15, Class A4
5.814%, 6/12/43	595	645,677
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	358,598
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	374,728
Series 2007-CB18, Class A4
5.44%, 6/12/47	445	469,246
Series 2007-LD11, Class A4
5.818%, 6/15/49	964	1,032,496
Series 2007-LDPX, Class A3
5.42%, 1/15/49	475	500,953
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.389%, 6/15/29	40	42,857
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	1,170,864

Company	Principal Amount (000)	U.S. $ Value
Series 2006-C3, Class A4
5.661%, 3/15/39	285	307,306
Series 2006-C4, Class A4
5.876%, 6/15/38	275	302,433
Series 2006-C6, Class A4
5.372%, 9/15/39	660	704,443
Series 2006-C7, Class A3
5.347%, 11/15/38	195	206,294
Series 2007-C1, Class A4
5.424%, 2/15/40	18	19,235
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.232%, 11/12/37	40	43,000
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46	110	120,432
Series 2006-3, Class A4
5.414%, 7/12/46	480	508,371
Series 2006-4, Class AM
5.204%, 12/12/49	265	260,490
Series 2007-9, Class A4
5.70%, 9/12/49	440	461,009
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	2	2,119
Series 2005-HQ5, Class A4
5.168%, 1/14/42	495	529,306
Series 2006-IQ12, Class A4
5.332%, 12/15/43	780	823,005
Series 2007-IQ13, Class A4
5.364%, 3/15/44	90	94,166
Series 2007-T27, Class A4
5.646%, 6/11/42	210	230,625
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	630	681,836
Series 2007-C31, Class A4
5.509%, 4/15/47	190	196,548
Series 2007-C32, Class A3
5.741%, 6/15/49	625	655,862

		17,503,714

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	634	606,515

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (b)(d)	75	75,035

Total Commercial Mortgage-Backed Securities (cost $16,784,288)		18,185,264

Company	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 1.2%
Autos - Fixed Rate - 0.7%
Ally Auto Receivables Trust
Series 2011-1, Class A
3 1.38%, 1/15/15	677	675,038
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 9/15/15	666	665,092
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (b)	1,030	1,030,417
MMCA Automobile Trust
Series 2011-A, Class A2
0.75%, 10/15/13 (b)	620	619,644
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15	1,040	1,038,043

		4,028,234

Autos - Floating Rate - 0.2%
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.804%, 10/20/14 (b)(d)	794	804,706

Home Equity Loans - Floating Rate - 0.1%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.70%, 4/25/37 (d)(e)	100	3,966
Home Equity Asset Trust
Series 2007-3, Class M1
0.60%, 8/25/37 (d)(e)	151	1,283
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.634%, 3/20/36 (d)	365	253,463
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.36%, 11/25/36 (d)	176	146,307
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.38%, 4/ 25/37 (d)	149	131,362
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.61%, 3/25/37 (d)(e)	125	1,379
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.85%, 5/25/33 (d)(e)	1	1,049
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.38%, 7/25/37 (d)	300	213,845

		752,654

Credit Cards - Floating Rate - 0.1%
Discover Card Master Trust
Series 2010-A1, Class A1

Company	Principal Amount (000)	U.S. $ Value
0.905%, 9/15/15 (d)	184	185,155
Series 2009-A1, Class A1
1.555%, 12/15/14 (d)	190	192,321
Series 2009-A2, Class A
1.555%, 2/17/15(d)	200	202,478
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.315%, 6/15/15 (d)	170	169,315

		749,269

Other ABS - Fixed Rate - 0.1%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	411	409,165

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	157	138,411

Total Asset-Backed Securities (cost $7,493,322)		6,882,439

CORPORATES - NON-INVESTMENT GRADES - 1.0%
Industrial - 0.8%
Basic - 0.2%
Georgia-Pacific LLC
5.40%, 11/01/20 (b)	74	73,073
Lyondell Chemical Co.
8.00%, 11/01/17 (b)	180	198,450
Nalco Co.
6.625%, 1/15/19 (b)	195	200,606
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (b)	100	112,875
United States Steel Corp.
5.65%, 6/01/13	426	447,300
6.05%, 6/01/17	10	10,313
Westvaco Corp.
8.20%, 1/15/30	15	16,008
Weyerhaeuser Co.
7.375%, 3/15/32	110	115,994

		1,174,619

Capital Goods - 0.1%
Case New Holland, Inc.
7.875%, 12/01/17 (b)	146	162,242
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	124,800
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)	48	50,100
7.125%, 3/15/21 (b)	49	51,083
Mohawk Industries, Inc.
6.875%, 1/15/16	245	262,762

Company	Principal Amount (000)	U.S. $ Value
Textron Financial Corp.
5.40%, 4/28/13	53	55,732

		706,719

Communications - Media - 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18	63	66,938
8.125%, 4/30/20	22	23,925
CSC Holdings LLC
8.50%, 4/15/14	110	123,337
Univision Communications, Inc.
12.00%, 7/01/14 (b)	36	38,880

		253,080

Communications - Telecommunications - 0.1%
eAccess Ltd.
8.25%, 4/01/18 (b)	105	107,756
Qwest Communications International, Inc.
7.50%, 2/15/14	25	25,406
Windstream Corp.
7.875%, 11/01/17	120	128,700

		261,862

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	190	205,696
Ford Motor Credit Co. LLC
5.75%, 2/01/21	205	202,437

		408,133

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	74,175

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20	385	371,044
Limited Brands, Inc.
6.625%, 4/01/21	185	189,162
6.90%, 7/15/17	25	26,813

		587,019

Consumer Non-Cyclical - 0.1%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)	205	198,594
HCA, Inc.
7.875%, 2/15/20	115	125,062
8.50%, 4/15/19	35	38,850
Universal Health Services, Inc.
7.125%, 6/30/16	320	347,916

		710,422

Energy - 0.1%
Chesapeake Energy Corp.
6.125%, 2/15/21	203	209,597

Company		Principal Amount (000)	U.S. $ Value
Tesoro Corp.
6.50%, 6/01/17		185	190,550

			400,147

Transportation - Airlines - 0.0%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		72	73,177

			4,649,353

Financial Institutions - 0.1%
Banking - 0.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	100,444
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	235	224,425

			324,869

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (f)		80	20,500
6.20%, 9/26/14 (f)		33	8,580
7.875%, 11/01/09-8/15/10 (f)		370	94,812
Series G
4.80%, 3/13/14 (f)		42	10,763

			134,655

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		28	28,140

Insurance - 0.1%
ING Capital Funding Trust III
Series 9
3.907%, 6/30/11 (d)		200	193,916
XL Group PLC
Series E
6.50%, 4/15/17		245	224,787

			418,703

			906,367

Utility - 0.1%
Electric - 0.1%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		160	172,800
CMS Energy Corp.
8.75%, 6/15/19		165	196,916
GenOn Energy, Inc.
7.625%, 6/15/14		95	98,325
NRG Energy, Inc.
7.375%, 2/01/16		35	36,225

			504,266

Total Corporates - Non-Investment Grades (cost $5,904,045)			6,059,986

Company	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
United Kingdom - 0.3%
Royal Bank of Scotland PLC (The)
2.625%, 5/11/12 (b)	695	710,367
1.45%, 10/20/11 (b)	1,338	1,346,219

Total Governments - Sovereign Agencies (cost $2,032,678)		2,056,586

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.1%
Hungary Government International Bond
6.375%, 3/29/21	520	523,557

Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15	404	407,535
6.375%, 7/15/19	60	66,375

		473,910

Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)	268	313,333

Total Governments - Sovereign Bonds (cost $1,278,771)		1,310,800

QUASI-SOVEREIGNS - 0.2%
Kazakhstan - 0.0%
KazMunayGas National Co.
7.00%, 5/05/20 (b)	251	270,453

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	460	489,239

Russia - 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (b)	486	544,417

Total Quasi-Sovereigns (cost $1,196,256)		1,304,109

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
DTE Energy Trust I
7.80%	20,000	528,400

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	221,000

Company		Shares	U.S. $ Value
Financial Institutions - 0.0%
Finance - 0.0%
Citigroup Capital XII
8.50%		7,000	183,603

Total Preferred Stocks (cost $907,616)			933,003

		Principal Amount (000)
CMOs - 0.1%
Non-Agency Fixed Rate - 0.1%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.202%, 1/25/47	U.S.$	51	30,704
Series 2006-3, Class 22A1
4.036%, 5/25/36		191	90,572
Series 2006-1, Class 22A1
2.718%, 2/25/36		150	107,078
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.103%, 5/25/35		64	60,403
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.528%, 5/25/36		63	35,437
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		47	45,581

			369,775

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.162%, 11/25/46 (d)		161	82,495
Series 2007-OA3, Class M1
0.56%, 4/25/47 (d)(e)(g)		185	1,264
Series 2005-62, Class 2A1
1.312%, 12/25/35 (d)		36	23,908

			107,667

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.65%, 3/25/36 (d)		91	67,623

Total CMOs (cost $1,038,956)			545,065

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
California State
7.625%, 3/01/40 (cost $464,576)		455	497,747

Company		Shares	U.S. $ Value
WARRANTS - 0.0%
Financials - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11 (a) (cost $0)		19,400	1,172

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 1.1%
Societe Generale NY
0.18%, 4/01/11	U.S.$	1,560	1,560,000
State Street Time Deposit
0.01%, 4/01/11		5,093	5,093,000

Total Time Deposits (cost $6,653,000)			6,653,000

Commercial Paper - 0.8%
Toyota Motor Credit Corp. Zero Coupon, 4/01/11		1,560	1,560,000
Bank of Montreal Zero Coupon, 4/01/11		1,560	1,560,000
Bank of America Corp. Zero Coupon, 4/01/11		1,560	1,560,000

Total Commercial Paper (cost $4,680,000)			4,680,000

Agency Discount Note - 0.9%
Federal Home Loan Bank 0.01%, 6/03/11 (cost $5,283,936)		5,285	5,283,936

Total Short-Term Investments (cost $16,616,936)			16,616,936

Total Investments - 99.9% (cost $523,834,634) (g)			593,969,927
Other assets less liabilities - 0.1% (h)			704,746

Net Assets - 100.0%			$594,674,673

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	9	June 2011	$356,258	$362,746	$6,488
Topix Index Futures	3	June 2011	337,156	312,335	(24,821)

					$(18,333)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Euro settling 5/16/11	2,450	$3,381,074	$3,469,401	$88,327
Swedish Krona settling 5/16/11	9,788	1,519,522	1,547,490	27,968
Swedish Krona settling 6/15/11	12,012	1,878,930	1,896,087	17,157
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	164,821	2,010,380	1,981,961	(28,419)
BNP Paribas SA:
Australian Dollar settling 5/16/11	620	618,645	637,979	19,334
Citibank N.A.:
Canadian Dollar settling 6/15/11	820	840,134	844,404	4,270
Credit Suisse London Branch (GFX):
Australian Dollar settling 5/16/11	1,517	1,494,488	1,560,991	66,503
Great British Pound settling 5/16/11	402	645,311	644,561	(750)
Norwegian Krone settling 5/16/11	2,154	373,330	388,627	15,297
Norwegian Krone settling 5/16/11	7,068	1,271,269	1,275,218	3,949
Deutsche Bank AG London:
Euro settling 5/16/11	2,703	3,692,041	3,827,670	135,629
Euro settling 5/16/11	643	911,831	910,541	(1,290)
Norwegian Krone settling 5/16/11	14,326	2,428,893	2,584,716	155,823
Norwegian Krone settling 6/15/11	10,452	1,862,272	1,882,620	20,348
Swedish Krona settling 5/16/11	7,638	1,135,509	1,207,573	72,064
Swedish Krona settling 5/16/11	6,969	1,036,051	1,101,804	65,753
Swiss Franc settling 5/16/11	1,842	1,912,495	2,005,982	93,487
Swiss Franc settling 5/16/11	1,611	1,683,386	1,754,417	71,031
Goldman Sachs International:
Euro settling 5/16/11	292	399,082	413,496	14,414
Japanese Yen settling 5/16/11	73,886	910,925	888,474	(22,451)
Japanese Yen settling 6/15/11	23,821	291,913	286,506	(5,407)
New Zealand Dollar settling 6/15/11	1,817	1,332,424	1,379,938	47,514
HSBC Bank USA:
Great British Pound settling 5/16/11	1,358	2,153,014	2,177,397	24,383
Japanese Yen settling 5/16/11	48,663	601,589	585,169	(16,420)
Morgan Stanley and Co., Inc.:
Australian Dollar settling 5/16/11	696	699,174	716,183	17,009
Great British Pound settling 5/16/11	199	323,874	319,074	(4,800)
Great British Pound settling 5/16/11	314	510,118	503,463	(6,655)
Royal Bank of Canada:
Norwegian Krone settling 5/16/11	4,551	781,395	821,097	39,702
Norwegian Krone settling 5/16/11	2,540	458,616	458,270	(346)
Swedish Krona settling 5/16/11	3,166	487,564	500,547	12,983
Royal Bank of Scotland PLC:
Japanese Yen settling 5/16/11	24,594	293,292	295,741	2,449
Japanese Yen settling 5/16/11	82,727	1,021,548	994,787	(26,761)
Japanese Yen settling 6/15/11	110,762	1,338,870	1,332,186	(6,684)
Societe Generale:
Euro settling 6/15/11	1,308	1,825,899	1,851,113	25,214
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	192	192,662	197,568	4,906
Australian Dollar settling 5/16/11	103	103,023	105,987	2,964
Australian Dollar settling 6/15/11	224	221,171	229,639	8,468

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Canadian Dollar settling 5/16/11	94	96,407	96,863	456
Great British Pound settling 5/16/11	242	396,033	388,019	(8,014)
UBS AG:
Euro settling 5/16/11	2,942	3,996,354	4,166,113	169,759
Euro settling 5/16/11	575	812,032	814,247	2,215
Japanese Yen settling 5/16/11	84,505	1,040,839	1,016,167	(24,672)
Swedish Krona settling 5/16/11	4,773	735,665	754,615	18,950
Swiss Franc settling 6/15/11	509	563,440	554,435	(9,005)
Westpac Banking Corp.:
Australian Dollar settling 5/16/11	924	926,019	950,795	24,776
Australian Dollar settling 5/16/11	787	788,377	809,822	21,445
Australian Dollar settling 6/15/11	771	768,170	790,408	22,238
Sale Contracts:
Bank of America N.A.:
Australian Dollar settling 5/16/11	1,567	1,528,154	1,612,441	(84,287)
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	190,209	2,320,046	2,287,250	32,796
BNP Paribas SA:
Australian Dollar settling 5/16/11	469	466,669	482,600	(15,931)
Australian Dollar settling 5/16/11	787	783,088	809,822	(26,734)
Canadian Dollar settling 5/16/11	1,032	1,040,984	1,063,432	(22,448)
Canadian Dollar settling 5/16/11	1,898	1,914,522	1,955,807	(41,285)
Euro settling 5/12/11	28	38,493	39,172	(679)
Japanese Yen settling 5/16/11	146,580	1,766,514	1,762,615	3,899
Canadian Imperial Bank of Commerce:
Canadian Dollar settling 6/15/11	2,113	2,165,825	2,175,886	(10,061)
Swedish Krona settling 5/16/11	3,257	513,258	514,934	(1,676)
Citibank N.A.:
Euro settling 6/15/11	1,308	1,813,482	1,851,113	(37,631)
Japanese Yen settling 5/16/11	29,302	357,159	352,355	4,804
Swedish Krona settling 5/16/11	8,335	1,319,892	1,317,769	2,123
Credit Suisse London Branch (GFX):
Euro settling 5/16/11	180	255,247	254,895	352
Great British Pound settling 5/16/11	3,585	5,754,821	5,748,137	6,684
Great British Pound settling 6/15/11	701	1,132,921	1,123,466	9,455
Norwegian Krone settling 5/16/11	5,388	964,970	972,110	(7,140)
Deutsche Bank AG London:
Canadian Dollar settling 6/15/11	322	326,322	331,583	(5,261)
Euro settling 5/16/11	645	881,009	913,373	(32,364)
Euro settling 5/16/11	4,864	6,489,646	6,887,823	(398,177)
Great British Pound settling 5/16/11	869	1,398,777	1,393,342	5,435
Great British Pound settling 5/16/11	325	525,606	521,100	4,506
Norwegian Krone settling 5/16/11	5,174	925,050	933,500	(8,450)
Goldman Sachs International:
Euro settling 5/16/11	205	290,684	290,297	387
Japanese Yen settling 6/15/11	60,704	748,683	730,115	18,568
Swedish Krona settling 5/16/11	3,661	580,922	578,807	2,115
HSBC Bank USA:
Canadian Dollar settling 5/16/11	541	546,978	557,477	(10,499)
Great British Pound settling 5/16/11	212	339,132	339,918	(786)
Mexican Peso settling 4/11/11	24,919	2,063,475	2,093,595	(30,120)
Swedish Krona settling 5/16/11	3,655	578,198	577,858	340
JPMorgan Chase Bank N.A.:
Euro settling 6/15/11	204	287,922	288,706	(784)
Morgan Stanley and Co., Inc.:
Great British Pound settling 6/15/11	193	310,502	309,314	1,188
Royal Bank of Canada:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 5/16/11	748	770,848	814,590	(43,742)
Royal Bank of Scotland PLC:
Great British Pound settling 6/15/11	552	890,365	884,670	5,695
Norwegian Krone settling 5/16/11	1,988	354,582	358,678	(4,096)
Norwegian Krone settling 5/16/11	2,936	523,669	529,717	(6,048)
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	151	150,259	155,379	(5,120)
Australian Dollar settling 5/16/11	245	241,859	252,105	(10,246)
Great British Pound settling 5/16/11	765	1,234,213	1,226,590	7,623
Great British Pound settling 5/16/11	149	238,796	238,904	(108)
Great British Pound settling 6/15/11	140	223,731	224,373	(642)
Norwegian Krone settling 5/16/11	748	132,313	134,955	(2,642)
Norwegian Krone settling 5/16/11	828	146,265	149,389	(3,124)
Swedish Krona settling 5/16/11	1,067	166,498	168,693	(2,195)
Swiss Franc settling 5/16/11	104	115,058	113,258	1,800
Swiss Franc settling 5/16/11	84	93,062	91,478	1,584
Swiss Franc settling 5/16/11	176	191,467	191,668	(201)
Swiss Franc settling 5/16/11	115	123,261	125,238	(1,977)
UBS AG:
Norwegian Krone settling 5/16/11	13,025	2,324,515	2,349,987	(25,472)
Swedish Krona settling 5/16/11	6,277	991,366	992,398	(1,032)
Swiss Franc settling 5/16/11	399	441,587	434,520	7,067
Swiss Franc settling 5/16/11	1,676	1,763,691	1,825,204	(61,513)
Westpac Banking Corp.:
New Zealand Dollar settling 6/15/11	1,817	1,333,035	1,379,938	(46,903)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $17,705,837 or 3.0% of net assets.
(c)	Variable rate coupon, rate shown as of March 31, 2011.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.
(e)	Illiquid security.
(f)	Security is in default and is non-income producing.
(g)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,840,315 and gross unrealized depreciation of investments was $(6,705,022), resulting in net unrealized appreciation of $70,135,293.
(h)	An amount of U.S. $53,424 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviation:

EUR	-	Euro
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOS	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
OJSC	-	Open Joint Stock Company

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$66,595,042	$45,546,187		$—	$112,141,229
Consumer Discretionary	41,825,303	13,957,697		—	55,783,000
Information Technology	42,802,178	7,751,615		—	50,553,793
Energy	33,396,092	8,882,074		—	42,278,166
Industrials	21,686,642	12,045,704		—	33,732,346
Health Care	25,562,959	3,420,956		—	28,983,915
Materials	13,170,292	9,259,019		—	22,429,311
Consumer Staples	11,064,665	9,367,227		—	20,431,892
Telecommunication Services	4,935,838	3,546,899		—	8,482,737
Utilities	5,925,217	1,365,349		—	7,290,566
Corporates - Investment Grades	—	55,417,688		—	55,417,688
Governments - Treasuries	—	53,034,641		—	53,034,641
Mortgage Pass-Thru’s	—	27,818,268		—	27,818,268
Agencies	—	21,199,267		—	21,199,267
Commercial Mortgage-Backed Securities	—	14,151,424		4,033,840	18,185,264
Asset-Backed Securities	—	5,582,209		1,300,230	6,882,439
Corporates - Non-Investment Grades	—	6,059,986		—	6,059,986
Governments - Sovereign Agencies	—	2,056,586		—	2,056,586
Governments - Sovereign Bonds	—	1,310,800		—	1,310,800
Quasi-Sovereigns	—	1,304,109		—	1,304,109
Preferred Stocks	712,003	221,000		—	933,003
CMOs	—	—		545,065	545,065
Local Governments - Municipal Bonds	—	497,747		—	497,747
Warrants	1,172	—		—	1,172
Short-Term Investments
Time Deposits	—	6,653,000		—	6,653,000
Commercial Paper	—	4,680,000		—	4,680,000
Agency Discount Note	—	5,283,937		—	5,283,937

Total Investments in Securities	267,677,403	320,413,389	+	5,879,135	593,969,927
Other Financial Instruments* :
Assets
Futures Contracts	6,488	—		—	6,488
Forward Currency Exchange Contracts	—	1,433,206		—	1,433,206
Liabilities
Futures Contracts	(24,821)	—		—	(24,821)
Forward Currency Exchange Contracts	—	(1,111,048)		—	(1,111,048)

Total	$267,659,070	$320,735,547		$5,879,135	$594,273,752

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities	Asset-Backed Securities	CMOs
Balance as of 12/31/10	$3,969,206	$1,281,731	$563,019
Accrued discounts/premiums	7,608	350	3
Realized gain (loss)	21,993	2,697	68
Change in unrealized appreciation/depreciation	31,990	165,976	7,626
Purchases	207,268	2,811	2,907
Sales	(204,225)	(153,335)	(28,558)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$4,033,840	$1,300,230	$545,065

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$31,989	$165,976	$7,628

	Total
Balance as of 12/31/10	$5,813,956
Accrued discounts/premiums	7,961
Realized gain (loss)	24,758
Change in unrealized appreciation/depreciation	205,592
Purchases	212,986
Sales	(386,118)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$5,879,135

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$205,593

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 20.6%
Capital Markets - 2.8%
Bank of New York Mellon Corp. (The)	66,500	$1,986,355
Goldman Sachs Group, Inc. (The)	6,500	1,030,055
Greenhill & Co., Inc.	45,400	2,986,866

		6,003,276

Commercial Banks - 7.6%
Bank Rakyat Indonesia Persero TBK PT	4,554,000	3,003,230
BOC Hong Kong Holdings Ltd.	1,084,500	3,535,733
Commercial International Bank Egypt SAE (Sponsored GDR) (a)	180,500	990,945
Itau Unibanco Holding SA (ADR)	95,600	2,299,180
Itau Unibanco Holding SA (ADR) (a)(b)	21,600	519,480
Siam Commercial Bank PCL	760,600	2,665,684
Standard Chartered PLC	95,648	2,481,000
Turkiye Garanti Bankasi AS	218,900	1,021,359

		16,516,611

Consumer Finance - 2.9%
Green Dot Corp. (b)	82,697	3,548,528
SKS Microfinance Ltd. (b)	236,350	2,760,736

		6,309,264

Diversified Financial Services - 1.5%
CME Group, Inc.-Class A	10,610	3,199,446

Real Estate Investment Trusts (REITS) - 1.0%
Weyerhaeuser Co.	84,537	2,079,610

Real Estate Management & Development - 4.8%
Ciputra Development TBK PT (b)	54,916,500	2,331,166
Hang Lung Group Ltd.	372,000	2,324,651
Sun Hung Kai Properties Ltd.	214,000	3,388,908
Unitech Ltd.	2,713,600	2,459,230

		10,503,955

		44,612,162

Information Technology - 20.0%
Communications Equipment - 3.3%
Alcatel-Lucent (Sponsored ADR) (b)	185,400	1,077,174
Juniper Networks, Inc. (b)	55,755	2,346,170
QUALCOMM, Inc.	68,900	3,777,787

		7,201,131

Computers & Peripherals - 3.1%
Apple, Inc. (b)	9,285	3,235,358
Toshiba Corp.	709,000	3,466,725

		6,702,083

Internet Software & Services - 4.7%
Cornerstone OnDemand, Inc. (b)	114,144	2,080,845
MercadoLibre, Inc.	28,200	2,301,966
Rackspace Hosting, Inc. (b)	55,419	2,374,704
Tencent Holdings Ltd.	47,800	1,164,688

Company	Shares	U.S. $ Value
WebMD Health Corp.-Class A (b)	42,700	2,281,034

		10,203,237

Semiconductors & Semiconductor Equipment - 4.0%
Cree, Inc. (b)	63,150	2,915,004
Netlogic Microsystems, Inc. (b)	58,013	2,437,706
NVIDIA Corp. (b)	179,100	3,306,186

		8,658,896

Software - 4.9%
Intuit, Inc. (b)	53,100	2,819,610
Red Hat, Inc. (b)	81,500	3,699,285
Salesforce.com, Inc. (b)	29,710	3,968,662

		10,487,557

		43,252,904

Energy - 15.7%
Energy Equipment & Services - 3.8%
Nabors Industries Ltd. (b)	93,050	2,826,859
Saipem SpA	43,150	2,292,306
Schlumberger Ltd.	32,900	3,068,254

		8,187,419

Oil, Gas & Consumable Fuels - 11.9%
Cameco Corp.	81,143	2,440,567
Denbury Resources, Inc. (b)	230,500	5,624,200
Kinder Morgan, Inc. (b)	67,556	2,002,360
Noble Energy, Inc.	30,300	2,928,495
Occidental Petroleum Corp.	27,800	2,904,822
Paladin Energy Ltd. (b)	808,200	3,025,992
Petroleo Brasileiro SA (ADR)	83,000	3,355,690
Southwestern Energy Co. (b)	80,000	3,437,600

		25,719,726

		33,907,145

Consumer Discretionary - 11.9%
Auto Components - 1.0%
Johnson Controls, Inc.	53,200	2,211,524

Automobiles - 2.3%
Tesla Motors, Inc. (b)	60,800	1,684,160
Toyota Motor Corp. (Sponsored ADR)	13,100	1,051,275
Volkswagen AG (Preference Shares)	14,086	2,276,619

		5,012,054

Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. (ADR) (b)	89,300	3,705,057

Household Durables - 1.1%
Rinnai Corp.	36,300	2,404,139

Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (b)	18,070	3,254,949
NetFlix, Inc. (b)	15,470	3,671,495

Company	Shares	U.S. $ Value
Rakuten, Inc.	2,274	2,040,155

		8,966,599

Media - 0.5%
Walt Disney Co. (The)	24,400	1,051,396

Specialty Retail - 1.1%
Zhongsheng Group Holdings Ltd. (b)	1,236,000	2,309,943

		25,660,712

Industrials - 11.6%
Construction & Engineering - 1.6%
Shaw Group, Inc. (The) (b)	99,600	3,526,836

Electrical Equipment - 5.4%
A123 Systems, Inc. (b)	423,000	2,686,050
Babcock & Wilcox Co. (The) (b)	96,500	3,221,170
Mitsubishi Electric Corp.	304,000	3,577,645
Rockwell Automation, Inc.	23,200	2,195,880

		11,680,745

Industrial Conglomerates - 1.1%
Jaiprakash Associates Ltd.	1,155,600	2,423,446

Machinery - 2.1%
Fanuc Corp.	18,200	2,751,055
Japan Steel Works Ltd. (The)	229,000	1,792,380

		4,543,435

Trading Companies & Distributors - 1.4%
Mitsubishi Corp.	107,200	2,972,485

		25,146,947

Materials - 8.8%
Chemicals - 3.3%
Linde AG	13,600	2,147,195
Monsanto Co.	33,300	2,406,258
Stella Chemifa Corp.	62,600	2,469,262

		7,022,715

Metals & Mining - 5.5%
Barrick Gold Corp.	55,800	2,896,578
Freeport-McMoRan Copper & Gold, Inc.	63,200	3,510,760
Impala Platinum Holdings Ltd.	104,836	3,029,038
Mongolian Mining Corp. (b)	1,998,000	2,550,305

		11,986,681

		19,009,396

Health Care - 6.0%
Biotechnology - 2.5%
Cepheid, Inc. (b)	76,300	2,137,926
Genomic Health, Inc. (b)	136,561	3,359,401

		5,497,327

Health Care Equipment & Supplies - 0.6%
Given Imaging Ltd. (b)	61,254	1,207,316

Company	Shares	U.S. $ Value
Health Care Technology - 1.0%
athenahealth, Inc. (b)	48,122	2,171,746

Life Sciences Tools & Services - 1.9%
Covance, Inc. (b)	29,400	1,608,768
Illumina, Inc. (b)	36,845	2,581,729

		4,190,497

		13,066,886

Consumer Staples - 2.1%
Beverages - 1.1%
Heckmann Corp. (b)	341,040	2,233,812

Food Products - 1.0%
Besunyen Holdings Co. (b)	6,659,000	2,222,195

		4,456,007

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Softbank Corp.	65,500	2,609,802

Total Common Stocks (cost $185,412,973)		211,721,961

	Contracts (c)
OPTIONS PURCHASED - CALLS - 0.8%
Market Vectors Gold Miners Expiration: Jan `12, Exercise Price: $65.0 (b)	2,880	1,324,800
SPDR S&P Homebuilders ETF Expiration: Jan `12, Exercise Price: $20.0 (b)	4,000	456,000

Total Options Purchased - Calls (cost $1,539,255)		1,780,800

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 4/01/11 (cost $748,000)	$748	748,000

Company	U.S. $ Value
Total Investments - 99.1% (cost $187,700,228) (d)	214,250,761
Other assets less liabilities - 0.9%	2,048,646

Net Assets - 100.0%	$216,299,407

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank N.A.:
Canadian Dollar settling 4/15/11	4,248	$4,268,862	$4,380,334	$111,472
Credit Suisse London Branch (GFX):
Euro settling 4/15/11	4,289	5,867,223	6,077,126	209,903
Japanese Yen settling 4/15/11	221,484	2,685,403	2,662,861	(22,542)
Deutsche Bank AG London:
Euro settling 4/15/11	5,636	7,282,276	7,985,703	703,427
Great British Pound settling 4/15/11	6,943	10,835,940	11,136,605	300,665
UBS AG:
Australian Dollar settling 4/15/11	3,715	3,622,534	3,837,394	214,860
Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 4/15/11	290,807	3,495,486	3,496,319	(833)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $1,510,425 or 0.7% of net assets.
(b)	Non-income producing security.
(c)	One contract relates to 100 shares.
(d)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,774,810 and gross unrealized depreciation of investments was $(8,224,277), resulting in net unrealized appreciation of $26,550,533.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

March 31, 2011 (unaudited)

55.2%	United States
11.7%	Japan
4.4%	China
4.3%	Hong Kong
3.6%	India
2.9%	Brazil
2.5%	Canada
2.5%	Indonesia
2.1%	Germany
1.4%	South Africa
1.4%	Australia
1.2%	Thailand
1.2%	Mongolia
5.3%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2011. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, Egypt, France, Israel, Italy, Turkey and United Kingdom.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$18,120,985	$23,825,493	$2,665,684	$44,612,162
Information Technology	38,621,491	4,631,413	—	43,252,904
Energy	28,588,847	5,318,298	—	33,907,145
Consumer Discretionary	16,629,856	9,030,856	—	25,660,712
Industrials	11,629,936	13,517,011	—	25,146,947
Materials	8,813,596	10,195,800	—	19,009,396
Health Care	13,066,886	—	—	13,066,886
Consumer Staples	2,233,812	2,222,195	—	4,456,007
Telecommunication Services	—	2,609,802	—	2,609,802
Options Purchased - Calls	1,780,800	—	—	1,780,800
Short-Term Investments	—	748,000	—	748,000

Total Investments in Securities	139,486,209	72,098,868+	2,665,684	214,250,761
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,540,327	—	1,540,327
Liabilities
Forward Currency Exchange Contracts	—	(23,375)	—	(23,375)

Total	$139,486,209	$73,615,820	$2,665,684	$215,767,713

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Financials	Total
Balance as of 12/31/10	$2,085,450	$2,085,450
Accrued discounts/premiums	—	—
Realized gain (loss)	21,251	21,251
Change in unrealized appreciation/depreciation	108,644	108,644
Purchases	876,004	876,004
Sales	(425,665)	(425,665)
Transfers into Level 3	—	—

Transfers out of Level 3	—	—

Balance as of 3/31/11	$2,665,684	$2,665,684

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$108,644	$108,644

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 35.0%
Communications Equipment - 4.7%
Juniper Networks, Inc. (a)	22,500	$946,800
QUALCOMM, Inc.	55,700	3,054,031
Riverbed Technology, Inc. (a)	19,100	719,115

		4,719,946

Computers & Peripherals - 11.0%
Apple, Inc. (a)	23,290	8,115,400
EMC Corp. (a)	56,700	1,505,385
NetApp, Inc. (a)	28,270	1,362,049

		10,982,834

Internet Software & Services - 3.6%
Google, Inc.-Class A (a)	6,090	3,570,019

IT Services - 5.6%
Accenture PLC	34,000	1,868,980
Cognizant Technology Solutions Corp.-Class A (a)	18,550	1,509,970
VeriFone Systems, Inc. (a)	21,300	1,170,435
Visa, Inc.-Class A	13,570	999,023

		5,548,408

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Corp.-Class A	41,400	1,630,332
Lam Research Corp. (a)	19,500	1,104,870
Marvell Technology Group Ltd. (a)	60,200	936,110
NVIDIA Corp. (a)	31,500	581,490

		4,252,802

Software - 5.8%
Citrix Systems, Inc. (a)	14,600	1,072,516
Intuit, Inc. (a)	14,000	743,400
Oracle Corp.	103,540	3,455,130
Red Hat, Inc. (a)	12,100	549,219

		5,820,265

		34,894,274

Consumer Discretionary - 15.5%
Auto Components - 0.6%
Johnson Controls, Inc.	15,000	623,550

Hotels, Restaurants & Leisure - 4.1%
Carnival Corp.	12,600	483,336
McDonald’s Corp.	24,410	1,857,357
Starbucks Corp.	31,900	1,178,705
Yum! Brands, Inc.	11,170	573,914

		4,093,312

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	5,920	1,066,370

Company	Shares	U.S. $ Value
Media - 1.5%
News Corp.-Class A	32,310	567,364
Walt Disney Co. (The)	19,970	860,507

		1,427,871

Multiline Retail - 1.1%
Macy’s, Inc.	45,300	1,098,978

Specialty Retail - 4.5%
Advance Auto Parts, Inc.	2,500	164,050
Bed Bath & Beyond, Inc. (a)	18,100	873,687
CarMax, Inc. (a)	16,400	526,440
Home Depot, Inc.	26,600	985,796
Limited Brands, Inc.	29,100	956,808
Lowe’s Cos., Inc.	37,700	996,411

		4,503,192

Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	22,400	1,165,696
NIKE, Inc.-Class B	12,720	962,904
Phillips-Van Heusen Corp.	4,700	305,641
Polo Ralph Lauren Corp.-Class A	1,500	185,475

		2,619,716

		15,432,989

Industrials - 13.2%
Aerospace & Defense - 2.6%
United Technologies Corp.	29,960	2,536,114

Air Freight & Logistics - 2.0%
United Parcel Service, Inc.-Class B	27,400	2,036,368

Electrical Equipment - 2.0%
Cooper Industries PLC	11,300	733,370
Emerson Electric Co.	20,680	1,208,332

		1,941,702

Machinery - 5.8%
Danaher Corp.	43,020	2,232,738
Deere & Co.	12,200	1,182,058
Dover Corp.	16,510	1,085,368
Flowserve Corp.	10,150	1,307,320

		5,807,484

Road & Rail - 0.8%
Union Pacific Corp.	8,290	815,156

		13,136,824

Health Care - 12.1%
Biotechnology - 2.6%
Gilead Sciences, Inc. (a)	33,280	1,412,403
Human Genome Sciences, Inc. (a)	16,200	444,690
Pharmasset, Inc. (a)	5,300	417,163
Vertex Pharmaceuticals, Inc. (a)	5,900	282,787

		2,557,043

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 2.0%
Covidien PLC	22,540	1,170,728
NxStage Medical, Inc. (a)	12,500	274,750
Varian Medical Systems, Inc. (a)	7,800	527,592

		1,973,070

Health Care Providers & Services - 4.2%
Express Scripts, Inc.-Class A (a)	18,700	1,039,907
HCA Holdings, Inc. (a)	43,029	1,457,392
McKesson Corp.	15,100	1,193,655
UnitedHealth Group, Inc.	12,200	551,440

		4,242,394

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc. (a)	17,200	770,216
Illumina, Inc. (a)	3,600	252,252

		1,022,468

Pharmaceuticals - 2.3%
Allergan, Inc.	14,670	1,041,863
Shire PLC (ADR)	5,400	470,340
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	15,500	777,635

		2,289,838

		12,084,813

Energy - 10.7%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	12,840	733,164
National Oilwell Varco, Inc.	4,900	388,423
Schlumberger Ltd.	22,085	2,059,647

		3,181,234

Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	12,400	1,332,132
EOG Resources, Inc.	16,950	2,008,744
Noble Energy, Inc.	16,910	1,634,352
Occidental Petroleum Corp.	10,300	1,076,247
Suncor Energy, Inc. (New York)	33,300	1,493,172

		7,544,647

		10,725,881

Financials - 4.9%
Capital Markets - 1.1%
Franklin Resources, Inc.	3,350	419,018
Goldman Sachs Group, Inc. (The)	4,210	667,159

		1,086,177

Commercial Banks - 0.8%
Wells Fargo & Co.	24,510	776,967

Diversified Financial Services - 1.7%
CME Group, Inc.-Class A	1,720	518,666
IntercontinentalExchange, Inc. (a)	4,300	531,222

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	13,560	625,116

		1,675,004

Insurance - 1.3%
AON Corp.	7,700	407,792
Axis Capital Holdings Ltd.	4,330	151,203
MetLife, Inc.	10,300	460,719
Prudential Financial, Inc.	5,500	338,690

		1,358,404

		4,896,552

Materials - 4.6%
Chemicals - 3.2%
Dow Chemical Co. (The)	14,000	528,500
Monsanto Co.	13,200	953,832
Potash Corp. of Saskatchewan, Inc.	16,400	966,452
Praxair, Inc.	7,100	721,360

		3,170,144

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	25,580	1,420,969

		4,591,113

Consumer Staples - 3.2%
Beverages - 1.3%
PepsiCo, Inc.	19,850	1,278,539

Food & Staples Retailing - 1.3%
Kroger Co. (The)	29,600	709,512
Wal-Mart Stores, Inc.	11,000	572,550

		1,282,062

Household Products - 0.6%
Colgate-Palmolive Co.	7,500	605,700

		3,166,301

Total Common Stocks (cost $76,590,980)		98,928,747

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 4/01/11 (cost $1,079,000)	$1,079	1,079,000

U.S. $ Value
Total Investments - 100.3% (cost $77,669,980) (b)	100,007,747
Other assets less liabilities - (0.3)%	(277,105)

Net Assets - 100.0%	$99,730,642

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,482,763 and gross unrealized depreciation of investments was $(144,996), resulting in net unrealized appreciation of $22,337,767.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$98,928,747	$—	$—	$98,928,747
Short-Term Investments	—	1,079,000	—	1,079,000

Total Investments in Securities	98,928,747	1,079,000	—	100,007,747
Other Financial Instruments*	—	—	—	—

Total	$98,928,747	$1,079,000	$—	$100,007,747

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 19.3%
Capital Markets - 4.4%
BlackRock, Inc.-Class A	42,750	$8,593,177
Franklin Resources, Inc.	60,700	7,592,356
Goldman Sachs Group, Inc. (The)	81,300	12,883,611
Northern Trust Corp.	121,935	6,188,201
SEI Investments Co.	153,200	3,658,416
State Street Corp.	143,020	6,427,319

		45,343,080

Commercial Banks - 1.3%
PNC Financial Services Group, Inc.	93,770	5,906,572
Wells Fargo & Co.	257,600	8,165,920

		14,072,492

Diversified Financial Services - 4.6%
IntercontinentalExchange, Inc. (a)	33,400	4,126,236
JPMorgan Chase & Co.	940,380	43,351,518

		47,477,754

Insurance - 9.0%
ACE Ltd.	416,170	26,926,199
Arch Capital Group Ltd. (a)	62,799	6,229,033
Axis Capital Holdings Ltd.	481,346	16,808,602
Loews Corp.	194,920	8,399,103
MetLife, Inc.	501,702	22,441,131
Travelers Cos., Inc. (The)	221,090	13,150,433

		93,954,501

		200,847,827

Health Care - 15.6%
Biotechnology - 5.5%
Amgen, Inc. (a)	668,500	35,731,325
Gilead Sciences, Inc. (a)	515,100	21,860,844

		57,592,169

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.-Class A	220,910	8,739,200
Cardinal Health, Inc.	180,700	7,432,191
UnitedHealth Group, Inc.	735,600	33,249,120

		49,420,511

Pharmaceuticals - 5.3%
Abbott Laboratories	149,900	7,352,595
Eli Lilly & Co.	191,100	6,720,987
Endo Pharmaceuticals Holdings, Inc. (a)	102,375	3,906,630
Forest Laboratories, Inc. (a)	346,119	11,179,644
Merck & Co., Inc.	288,489	9,523,022
Pfizer, Inc.	814,660	16,545,744

		55,228,622

		162,241,302

Company	Shares	U.S. $ Value
Energy - 13.1%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	124,700	8,565,643
Oceaneering International, Inc. (a)	85,470	7,645,291

		16,210,934

Oil, Gas & Consumable Fuels - 11.6%
BP PLC (Sponsored ADR)	647,800	28,593,892
Chevron Corp.	416,700	44,766,081
Devon Energy Corp.	112,900	10,360,833
Exxon Mobil Corp.	331,700	27,905,921
Occidental Petroleum Corp.	82,340	8,603,707

		120,230,434

		136,441,368

Industrials - 12.2%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	246,500	14,718,515
L-3 Communications Holdings, Inc.	45,660	3,575,634
Raytheon Co.	370,970	18,871,244
United Technologies Corp.	47,300	4,003,945

		41,169,338

Construction & Engineering - 0.7%
URS Corp. (a)	170,600	7,856,130

Electrical Equipment - 1.7%
AMETEK, Inc.	173,700	7,620,219
Emerson Electric Co.	101,800	5,948,174
Hubbell, Inc.-Class B	55,820	3,964,895

		17,533,288

Industrial Conglomerates - 2.3%
General Electric Co.	1,219,000	24,440,950

Machinery - 1.9%
Dover Corp.	238,200	15,659,268
Joy Global, Inc.	40,740	4,025,519

		19,684,787

Road & Rail - 1.6%
Norfolk Southern Corp.	234,322	16,231,485

		126,915,978

Information Technology - 11.7%
Computers & Peripherals - 1.9%
Apple, Inc. (a)	47,700	16,621,065
EMC Corp. (a)	141,655	3,760,940

		20,382,005

IT Services - 3.3%
Accenture PLC	182,173	10,014,050
Amdocs Ltd. (a)	202,800	5,850,780
International Business Machines Corp.	111,300	18,149,691

		34,014,521

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	137,900	4,288,690
Intel Corp.	374,300	7,549,631
Marvell Technology Group Ltd. (a)	365,700	5,686,635

		17,524,956

Software - 4.8%
Activision Blizzard, Inc.	771,513	8,463,498
MICROS Systems, Inc. (a)	122,920	6,075,935
Microsoft Corp.	1,077,100	27,315,256
Oracle Corp.	234,000	7,808,580

		49,663,269

		121,584,751

Consumer Discretionary - 9.4%
Household Durables - 0.5%
Harman International Industries, Inc.	103,500	4,845,870

Internet & Catalog Retail - 1.2%
Liberty Media Corp.-Interactive (a)	751,795	12,058,792

Leisure Equipment & Products - 0.5%
Mattel, Inc.	194,319	4,844,373

Media - 4.8%
Comcast Corp.-Class A	1,181,460	29,205,691
Interpublic Group of Cos., Inc. (The)	740,938	9,313,591
News Corp.-Class A	433,230	7,607,519
Time Warner, Inc.	115,606	4,127,134

		50,253,935

Multiline Retail - 1.1%
Kohl’s Corp.	109,010	5,781,890
Target Corp.	119,000	5,951,190

		11,733,080

Specialty Retail - 1.3%
Lowe’s Cos., Inc.	189,600	5,011,128
TJX Cos., Inc.	170,800	8,493,884

		13,505,012

		97,241,062

Consumer Staples - 8.6%
Beverages - 0.4%
Molson Coors Brewing Co.-Class B	84,700	3,971,583

Food & Staples Retailing - 1.9%
Kroger Co. (The)	839,728	20,128,280

Food Products - 0.4%
ConAgra Foods, Inc.	161,655	3,839,307

Household Products - 0.7%
Kimberly-Clark Corp.	106,300	6,938,201

Tobacco - 5.2%
Lorillard, Inc.	400,121	38,015,496

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	247,900	16,269,677

		54,285,173

		89,162,544

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	812,800	24,871,680
Qwest Communications International, Inc.	1,417,100	9,678,793
Verizon Communications, Inc.	475,400	18,321,916

		52,872,389

Utilities - 1.2%
Gas Utilities - 0.8%
Energen Corp.	136,700	8,628,504

Multi-Utilities - 0.4%
DTE Energy Co.	77,600	3,799,296

		12,427,800

Materials - 0.4%
Chemicals - 0.4%
Valspar Corp.	101,545	3,970,410

Total Common Stocks (cost $829,564,562)		1,003,705,431

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.3%
Time Deposit - 3.3%
State Street Time Deposit
0.01%, 4/01/11 (cost $34,273,000)	$34,273	34,273,000

Total Investments - 99.9% (cost $863,837,562) (b)		1,037,978,431
Other assets less liabilities - 0.1%		953,969

Net Assets - 100.0%		$1,038,932,400

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $184,718,134 and gross unrealized depreciation of investments was $(10,577,265), resulting in net unrealized appreciation of $174,140,869.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,003,705,431	$—	$—	$1,003,705,431
Short-Term Investments	—	34,273,000	—	34,273,000

Total Investments in Securities	1,003,705,431	34,273,000	—	1,037,978,431
Other Financial Instruments*	—	—	—	—

Total	$1,003,705,431	$34,273,000	$—	$1,037,978,431

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 33.4%
Industrial - 16.1%
Basic - 3.0%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	178	$197,086
Anglo American Capital PLC
9.375%, 4/08/19 (a)		315	419,711
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	253,584
ArcelorMittal
6.125%, 6/01/18		555	587,886
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		407	478,198
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,952
7.60%, 5/15/14		241	278,505
8.55%, 5/15/19		313	395,646
International Paper Co.
7.50%, 8/15/21		208	244,105
7.95%, 6/15/18		196	235,803
Packaging Corp. of America
5.75%, 8/01/13		155	166,090
PPG Industries, Inc.
5.75%, 3/15/13		455	490,666
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		460	529,638
Teck Resources Ltd.
6.00%, 8/15/40		27	27,191
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		124	137,640

			4,459,701

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		41	42,971
Owens Corning
6.50%, 12/01/16		265	288,532
Republic Services, Inc.
5.25%, 11/15/21		150	157,028
5.50%, 9/15/19		230	246,772

			735,303

Communications - Media - 2.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		170	187,767
CBS Corp.
8.875%, 5/15/19		420	527,395
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	378,898
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		160	172,284
News America, Inc.
6.55%, 3/15/33		210	220,558
9.25%, 2/01/13		235	267,493

	Principal Amount (000)	U.S. $ Value
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	320	405,514
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	67,406
5.50%, 5/15/15	185	191,232
11.25%, 2/01/19	255	320,861
TCI Communications, Inc.
7.875%, 2/15/26	210	251,813
Time Warner Cable, Inc.
7.50%, 4/01/14	145	166,201
Time Warner Entertainment Co. LP
8.375%, 3/15/23	371	457,426
WPP Finance UK
8.00%, 9/15/14	415	483,730

		4,098,578

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20	340	330,321
AT&T Corp.
8.00%, 11/15/31	20	25,058
Embarq Corp.
7.082%, 6/01/16	445	506,050
Qwest Corp.
7.50%, 10/01/14	400	457,000
Telecom Italia Capital SA
6.175%, 6/18/14	355	381,162
6.375%, 11/15/33	40	37,749
United States Cellular Corp.
6.70%, 12/15/33	575	551,171

		2,288,511

Consumer Cyclical - Automotive - 0.9%
Daimler Finance North America LLC
5.75%, 9/08/11	120	122,611
7.30%, 1/15/12	121	127,097
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	300	321,454
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	320	334,468
Volvo Treasury AB
5.95%, 4/01/15 (a)	305	335,323

		1,240,953

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
7.625%, 4/15/31	390	449,892
Viacom, Inc.
5.625%, 9/15/19	375	410,308

		860,200

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	372	397,973
Toll Brothers Finance Corp.

	Principal Amount (000)	U.S. $ Value
5.15%, 5/15/15	40	40,829
6.875%, 11/15/12	7	7,414

		446,216

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	180	206,475

Consumer Non-Cyclical - 1.9%
Ahold Finance USA LLC
6.875%, 5/01/29	375	410,875
Altria Group, Inc.
9.70%, 11/10/18	230	302,477
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	206	214,928
5.875%, 5/15/13	180	191,417
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	350	378,534
Delhaize Group SA
5.875%, 2/01/14	105	114,639
Fortune Brands, Inc.
4.875%, 12/01/13	374	394,244
Newell Rubbermaid, Inc.
5.50%, 4/15/13	155	166,310
Reynolds American, Inc.
7.625%, 6/01/16	395	469,441
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	84	89,059
Whirlpool Corp.
8.60%, 5/01/14	55	63,813

		2,795,737

Energy - 2.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	382	415,381
6.45%, 9/15/36	124	123,840
ConocoPhillips Holding Co.
6.95%, 4/15/29	155	185,063
Hess Corp.
7.875%, 10/01/29	165	203,733
8.125%, 2/15/19	29	36,405
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	50	50,131
5.125%, 3/01/21 (a)	86	86,687
Nabors Industries, Inc.
9.25%, 1/15/19	425	535,734
Noble Energy, Inc.
8.25%, 3/01/19	406	510,792
Noble Holding International Ltd.
4.90%, 8/01/20	32	32,467
TNK-BP Finance SA
7.50%, 7/18/16 (a)	100	112,000
Valero Energy Corp.
6.875%, 4/15/12	515	544,410
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	195	206,397
6.00%, 3/15/18	35	37,867

		Principal Amount (000)	U.S. $ Value
9.625%, 3/01/19		190	241,980
Williams Cos., Inc. (The)
7.875%, 9/01/21		214	266,313

			3,589,200

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)		440	470,800

Services - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	161,590

Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20		64	65,426
Computer Sciences Corp.
5.50%, 3/15/13		280	297,837
Motorola Solutions, Inc.
6.50%, 9/01/25		125	131,531
7.50%, 5/15/25		25	28,318
Xerox Corp.
8.25%, 5/15/14		375	438,390

			961,502

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		210	224,277
5.75%, 12/15/16		155	167,652

			391,929

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		420	404,583
Con-way, Inc.
6.70%, 5/01/34		280	256,431
Ryder System, Inc.
5.85%, 11/01/16		116	127,807
7.20%, 9/01/15		108	125,231

			914,052

			23,620,747

Financial Institutions - 13.3%
Banking - 6.8%
American Express Co.
7.25%, 5/20/14		210	238,862
Bank of America Corp.
5.625%, 7/01/20		10	10,267
Series L
5.65%, 5/01/18		870	909,221
BankAmerica Capital II
Series 2
8.00%, 12/15/26		98	100,205
Barclays Bank PLC
6.625%, 3/30/22	EUR	71	99,663

		Principal Amount (000)	U.S. $ Value
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	U.S.$	450	494,610
Citigroup, Inc.
6.50%, 8/19/13		355	388,141
8.50%, 5/22/19		505	623,108
Compass Bank
5.50%, 4/01/20		250	245,650
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		395	417,564
7.50%, 2/15/19		295	342,667
JPMorgan Chase & Co.
4.40%, 7/22/20		710	686,111
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		175	180,959
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		425	427,139
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		315	332,920
Morgan Stanley
5.50%, 7/24/20		670	669,529
6.625%, 4/01/18		295	324,239
National Capital Trust II
5.486%, 3/23/15 (a)		122	121,337
National Westminster Bank PLC
6.50%, 9/07/21	GBP	50	74,125
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	430	447,376
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		240	246,737
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)		400	397,479
Shinhan Bank
4.125%, 10/04/16 (a)		370	371,337
Societe Generale
2.50%, 1/15/14 (a)		405	401,862
Standard Chartered PLC
6.409%, 1/30/17 (a)		100	95,686
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	264,318
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	183,004
Union Bank NA
5.95%, 5/11/16		250	264,902
VTB Bank OJSC Via VTB Capital SA
6.609%, 10/31/12 (a)		135	143,505
Wachovia Corp.
5.50%, 5/01/13		505	544,226

			10,046,749

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		164	174,189

Finance - 0.6%
HSBC Finance Corp.
7.00%, 5/15/12		280	297,802

	Principal Amount (000)	U.S. $ Value
SLM Corp.
Series A
5.375%, 5/15/14	483	500,865

		798,667

Insurance - 5.0%
Aetna, Inc.
6.00%, 6/15/16	135	152,039
Aflac, Inc.
3.45%, 8/15/15	70	70,298
Allstate Corp. (The)
6.125%, 5/15/37	530	535,300
American International Group, Inc.
6.40%, 12/15/20	215	229,468
CIGNA Corp.
5.125%, 6/15/20	165	171,993
Coventry Health Care, Inc.
5.95%, 3/15/17	90	93,348
6.125%, 1/15/15	35	36,975
6.30%, 8/15/14	280	297,398
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (a)	120	116,420
Genworth Financial, Inc.
6.515%, 5/22/18	520	514,436
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	210	245,326
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	85	86,290
5.50%, 3/30/20	390	396,634
Humana, Inc.
6.30%, 8/01/18	275	296,517
6.45%, 6/01/16	40	44,273
7.20%, 6/15/18	85	96,611
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	145	152,216
Lincoln National Corp.
8.75%, 7/01/19	113	143,087
Markel Corp.
7.125%, 9/30/19	200	223,180
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	225	307,701
MetLife, Inc.
4.75%, 2/08/21	115	115,262
7.717%, 2/15/19	109	132,498
10.75%, 8/01/39	140	193,200
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	360	437,797
Principal Financial Group, Inc.
7.875%, 5/15/14	325	375,488
Prudential Financial, Inc.
5.15%, 1/15/13	325	343,570
6.20%, 1/15/15	45	49,665
8.875%, 6/15/38	170	200,600
Series D
7.375%, 6/15/19	35	41,094
UnitedHealth Group, Inc.
6.00%, 2/15/18	430	478,263

	Principal Amount (000)	U.S. $ Value
WellPoint, Inc.
4.35%, 8/15/20	325	324,242
5.875%, 6/15/17	45	50,475
7.00%, 2/15/19	95	112,603
XL Group PLC
5.25%, 9/15/14	110	115,882
6.25%, 5/15/27	200	198,581

		7,378,730

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	397	403,129

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21	132	133,305
5.95%, 9/15/11	225	229,959
Simon Property Group LP
4.375%, 3/01/21	440	430,465

		793,729

		19,595,193

Utility - 2.3%
Electric - 1.4%
Ameren Corp.
8.875%, 5/15/14	235	270,332
Constellation Energy Group, Inc.
5.15%, 12/01/20	325	322,443
FirstEnergy Corp.
Series B
6.45%, 11/15/11	19	19,569
Series C
7.375%, 11/15/31	420	454,946
Nisource Finance Corp.
6.80%, 1/15/19	450	514,811
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	254,650
Teco Finance, Inc.
4.00%, 3/15/16	95	96,787
5.15%, 3/15/20	120	124,311
Union Electric Co.
6.70%, 2/01/19	45	51,932

		2,109,781

Natural Gas - 0.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)	108	112,243
Energy Transfer Partners LP
6.70%, 7/01/18	134	151,818
7.50%, 7/01/38	336	388,624
EQT Corp.
8.125%, 6/01/19	205	244,363
TransCanada PipeLines Ltd.
6.35%, 5/15/67	235	235,958

		Principal Amount (000)	U.S. $ Value
Williams Partners LP
5.25%, 3/15/20		173	180,469

			1,313,475

			3,423,256

Non Corporate Sectors - 1.7%
Agencies - Not Government Guaranteed - 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (a)		465	577,762
Ecopetrol SA
7.625%, 7/23/19		143	164,808
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		460	500,250
Gazprom Via Gaz Capital SA
6.51%, 3/07/22 (a)		477	506,216
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		670	691,195

			2,440,231

Total Corporates - Investment Grades (cost $45,112,091)			49,079,427

GOVERNMENTS - TREASURIES - 21.6%
Mexico - 1.1%
Mexican Bonos
Series M10
7.25%, 12/15/16	MXN	18,624	1,614,413

United States - 20.5%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	2,610	2,635,286
4.625%, 2/15/40		3,155	3,217,116
5.375%, 2/15/31		1,250	1,429,493
U.S. Treasury Notes
2.00%, 1/31/16		2,500	2,481,835
2.125%, 2/29/16		5,575	5,557,578
2.625%, 11/15/20		2,950	2,752,719
3.375%, 11/15/19		3,075	3,108,634
3.625%, 12/31/12-2/15/20		8,045	8,302,609
3.75%, 11/15/18		653	686,058

			30,171,328

Total Governments - Treasuries (cost $32,256,822)			31,785,741

MORTGAGE PASS-THRU’S - 18.3%
Agency Fixed Rate 30-Year - 17.0%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		4,405	4,717,335
Series 2007
5.50%, 7/01/35		166	178,090
Federal National Mortgage Association
4.00%, 1/01/41		2,057	2,026,570
5.50%, 5/01/38		478	511,781

	Principal Amount (000)	U.S. $ Value
5.50%, 6/01/38	2,068	2,213,162
6.00%, 5/01/31-2/01/40	3,226	3,508,905
Series 2002
7.00%, 3/01/32	19	21,179
Series 2003
5.00%, 11/01/33	183	193,021
5.50%, 4/01/33-7/01/33	660	710,040
Series 2004
5.50%, 4/01/34-11/01/34	567	609,679
6.00%, 9/01/34	316	346,248
Series 2005
4.50%, 8/01/35	558	572,951
5.00%, 10/01/35	1,422	1,494,344
5.50%, 2/01/35	689	740,201
Series 2006
5.00%, 2/01/36	1,223	1,284,969
Series 2007
4.50%, 9/01/35-8/01/37	768	788,478
5.00%, 7/01/36	204	214,409
Series 2008
6.00%, 3/01/37-5/01/38	3,948	4,302,183
Series 2010
6.00%, 4/01/40	435	472,546
Government National Mortgage Association
Series 1994
9.00%, 9/15/24	5	6,107

		24,912,198

Agency ARMs - 1.3%
Federal Home Loan Mortgage Corp.
2.677%, 4/01/36 (b)	663	697,152
Series 2007
6.088%, 1/01/37 (c)	86	90,828
Federal National Mortgage Association
Series 2003
2.685%, 12/01/33 (b)	203	213,911
Series 2006
2.309%, 2/01/36 (b)	197	205,255
3.378%, 3/01/36 (b)	149	154,743
5.716%, 11/01/36 (c)	201	211,425
Series 2007
2.576%, 3/01/34 (b)	362	379,146

		1,952,460

Total Mortgage Pass-Thru’s (cost $25,932,632)		26,864,658

COMMERCIAL MORTGAGE - BACKED SECURITIES - 10.3%
Non-Agency Fixed Rate CMBS - 9.9%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.196%, 9/10/47	470	506,911
Series 2006-5, Class A4
5.414%, 9/10/47	455	483,013

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	225	236,247
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.29%, 4/10/37	235	224,543
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	444,236
Series 2007-GG9, Class A4
5.444%, 3/10/39	680	719,755
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	321,349
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	545	578,229
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,035	1,123,153
Series 2006-CB17, Class A4
5.429%, 12/12/43	420	449,673
Series 2007-C1, Class A4
5.716%, 2/15/51	1,115	1,180,755
Series 2007-LD11, Class A4
5.818%, 6/15/49	1,105	1,183,472
Series 2007-LDPX, Class A3
5.42%, 1/15/49	1,110	1,170,648
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.389%, 6/15/29	830	889,285
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,325,910
Series 2006-C6, Class A4
5.372%, 9/15/39	475	506,986
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	285	280,149
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,157,762
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4
5.509%, 4/15/47	1,100	1,137,911
Series 2007-C32, Class A3
5.741%, 6/15/49	615	645,368

		14,565,355

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	564	539,080

Total Commercial Mortgage-Backed Securities (cost $13,581,973)		15,104,435

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 3.9%
Industrial - 2.7%
Basic - 0.6%
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	64	63,198
Lyondell Chemical Co.
8.00%, 11/01/17 (a)	135	148,838
Nalco Co.
6.625%, 1/15/19 (a)	145	149,169
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)	228	258,495
United States Steel Corp.
5.65%, 6/01/13	155	162,750
Westvaco Corp.
8.20%, 1/15/30	50	53,361

		835,811

Capital Goods - 0.5%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	143	158,909
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (a)	36	37,575
7.125%, 3/15/21 (a)	36	37,530
Mohawk Industries, Inc.
6.875%, 1/15/16	355	380,738
Textron Financial Corp.
5.40%, 4/28/13	69	72,556

		687,308

Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18	57	60,562
8.125%, 4/30/20	19	20,663
CSC Holdings LLC
8.50%, 4/15/14	160	179,400
Univision Communications, Inc.
12.00%, 7/01/14 (a)	41	44,280

		304,905

Communications - Telecommunications - 0.2%
eAccess Ltd.
8.25%, 4/01/18 (a)	100	102,625
Windstream Corp.
7.875%, 11/01/17	115	123,337

		225,962

Consumer Cyclical - Automotive - 0.3%
Ford Motor Co.
7.45%, 7/16/31	170	184,044
Ford Motor Credit Co. LLC
5.75%, 2/01/21	200	197,499

		381,543

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d) (e)	55	0

Consumer Cyclical - Retailers - 0.3%
JC Penney Co., Inc.
5.65%, 6/01/20	335	322,856
Limited Brands, Inc.
6.625%, 4/01/21	105	107,362
6.90%, 7/15/17	45	48,263

		478,481

Consumer Non - Cyclical - 0.4%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	155	150,156
HCA, Inc.
7.875%, 2/15/20	125	135,938
8.50%, 4/15/19	40	44,400
Universal Health Services, Inc.
7.125%, 6/30/16	295	320,735
Voyager Learning Exchange
Zero Coupon, 12/01/14(d) (e) (f)	70	0

		651,229

Energy - 0.2%
Chesapeake Energy Corp.
6.125%, 2/15/21	154	159,005
Tesoro Corp.
6.50%, 6/01/17	190	195,700

		354,705

Transportation - Airlines - 0.0%
Continental Airlines 2003-ERJ1 Pass
Through Trust
Series RJ03
7.875%, 7/02/18	29	28,313

		3,948,257

Utility - 0.6%
Electric - 0.4%
CMS Energy Corp.
8.75%, 6/15/19	145	173,047
Dynegy Roseton/Danskammer Pass
Through Trust
Series B
7.67%, 11/08/16	195	184,275
GenOn Energy, Inc.
7.625%, 6/15/14	95	98,325
7.875%, 6/15/17	155	153,838

		609,485

Natural Gas - 0.2%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	305	329,400

		Principal Amount (000)	U.S. $ Value
			938,885

Financial Institutions - 0.6%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	125	139,505
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	175	167,125

			306,630

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		75	19,500
7.875%, 11/01/09 (e)		43	11,019

			30,519

Finance - 0.1%
International Lease Finance Corp.
5.65%, 6/01/14		65	65,325

Insurance - 0.3%
ING Capital Funding Trust III
Series 9
3.907%, 6/30/11 (c)		270	261,786
XL Group PLC
Series E
6.50%, 4/15/17		240	220,200

			481,986

			884,460

Total Corporates - Non-Investment Grades (cost $5,332,009)			5,771,602

AGENCIES - 3.1%
Agency Debentures - 3.1%
Federal Farm Credit Bank
0.284%, 9/20/12 (c)		1,750	1,751,069
Federal National Mortgage Association
0.284%, 9/17/12 (c)		1,560	1,560,956
6.25%, 5/15/29		1,020	1,226,568

Total Agencies (cost $4,604,782)			4,538,593

GOVERNMENTS - SOVEREIGN AGENCIES - 1.6%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	78,441

United Kingdom - 1.5%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)		1,307	1,315,029

	Principal Amount (000)	U.S. $ Value
2.625%, 5/11/12 (a)	895	914,789

		2,229,818

Total Governments - Sovereign Agencies (cost $2,273,299)		2,308,259

ASSET-BACKED SECURITIES - 1.1%
Credit Cards - Floating Rate - 0.5%
Discover Card Master Trust
Series 2009-A1, Class A1
1.555%, 12/15/14 (c)	180	182,199
Series 2009-A2, Class A
1.555%, 2/17/15 (c)	185	187,292
Series 2010-A1, Class A1
0.905%, 9/15/15 (c)	166	167,042
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.315%, 6/15/15 (c)	160	159,355

		695,888

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	353	350,616

Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.514%, 1/20/35 (c)	107	92,416
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.36%, 11/25/36 (c)	293	243,019
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.61%, 3/25/37 (c)(d)	160	1,766

		337,201

Home Equity Loans - Fixed Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.387%, 12/25/32	80	75,746
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	68	63,604
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	181	159,185

		298,535

Total Asset-Backed Securities (cost $1,934,183)		1,682,240

	Principal Amount (000)	U.S. $ Value
CMOs - 0.8%
Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
4.036%, 5/25/36	118	55,652
Series 2007-1, Class 21A1
5.202%, 1/25/47	198	118,722
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.103%, 5/25/35	229	215,725
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.528%, 5/25/36	174	98,259
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
5.517%, 7/25/36	349	197,013

		685,371

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.65%, 3/25/36 (c)	352	261,353

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.312%, 12/25/35 (c)	97	64,075
Series 2007-OA3, Class M1
0.56%, 4/25/47 (c)(d)	145	990
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.012%, 2/25/47 (c)	286	189,298
Series 2007-OA3, Class B1
0.70%, 4/25/47 (c)(d)	240	431

		254,794

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.748%, 5/28/35	50	38,251

Total CMOs (cost $2,237,314)		1,239,769

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)	212	228,430

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	420	446,697

		Principal Amount (000)	U.S. $ Value
Russia - 0.3%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
6.299%, 5/15/17 (a)		480	502,896

Total Quasi-Sovereigns (cost $1,105,837)			1,178,023

SUPRANATIONALS - 0.6%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	1,150	703,559
European Investment Bank
4.875%, 2/15/36	U.S.$	110	111,376

Total Supranationals (cost $768,831)			814,935

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21		370	372,531

Poland - 0.3%
Poland Government International Bond
3.875%, 7/16/15		363	366,176
6.375%, 7/15/19		50	55,312

			421,488

Total Governments - Sovereign Bonds (cost $780,675)			794,019

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California State
7.625%, 3/01/40 (cost $413,519)		405	443,050

		Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.1%
Citigroup Capital XII
8.50%		7,000	183,603

REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a)		93	107,880

Total Preferred Stocks (cost $262,659)			291,483

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Financial Institutions - 0.1%
Other Finance - 0.1%
AES El Salvador Trust
6.75%, 2/01/16 (a) (cost $99,722)	U.S.$	100	$98,500

		Shares
COMMON STOCKS - 0.0%
Broder Brothers Co. (g)		3,463	0
Greektown Superholdings, Inc. (d)(f)(g)		41	3,116

Total Common Stocks (cost $4)			3,116

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 0.9%
State Street Time Deposit
0.01%, 4/01/11	U.S.$	1,347	1,347,000

COMMERCIAL PAPER - 1.5%
Bank of Montreal
Zero Coupon, 4/01/11		1,065	1,065,000
Toyota Motor Credit Corp.
Zero Coupon, 4/01/11		1,110	1,110,000

Total Commercial Paper			2,175,000

Total Short-Term Investments (cost $3,522,000)			3,522,000

Total Investments - 99.0% (cost $140,218,352) (h)			145,519,850
Other assets less liabilities - 1.0%			1,528,906

Net Assets - 100.0%			$147,048,756

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 4/15/11	6,172	$1,077,749	$1,115,370	$37,621
Swedish Krona settling 4/15/11	1,748	273,298	276,770	3,472
BNP Paribas SA:
New Zealand Dollar settling 4/08/11	2,075	1,552,575	1,583,186	30,611
Citibank N.A.:
Brazilian Real settling 4/04/11	1,201	737,564	735,780	(1,784)
Credit Suisse London Branch (GFX):
Norwegian Krone settling 4/15/11	7,058	1,203,954	1,275,451	71,497
South Korean Won settling 4/18/11	2,193,064	1,942,656	1,997,581	54,925
Goldman Sachs International:
Brazilian Real settling 4/04/11	1,201	732,482	735,780	3,298
Morgan Stanley and Co., Inc.:
Swedish Krona settling 4/15/11	7,732	1,191,197	1,224,349	33,152
Royal Bank of Scotland PLC:
Great British Pound settling 4/04/11	72	115,365	115,645	280
Sale Contracts:
BNP Paribas SA
Euro settling 5/12/11	2,827	3,934,199	4,003,634	(69,435)
Citibank N.A.:
Brazilian Real settling 4/04/11	1,201	718,678	735,779	(17,101)
Credit Suisse London Branch (GFX):
Euro settling 5/12/11	70	99,299	99,777	(478)
Japanese Yen settling 5/24/11	152,163	1,880,297	1,829,846	50,451
Goldman Sachs International:
Brazilian Real settling 4/04/11	1,201	737,564	735,780	1,784
Brazilian Real settling 5/03/11	1,201	728,042	731,728	(3,686)
Royal Bank of Scotland PLC:
Great British Pound settling 4/04/11	118	188,134	189,314	(1,180)
Great British Pound settling 6/09/11	46	73,631	73,605	26
Mexican Peso settling 4/11/11	9,953	819,176	836,218	(17,042)
Westpac Banking Corporation:
New Zealand Dollar settling 4/08/11	2,070	1,528,896	1,578,848	(49,952)
INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$7,990	11/17/13	1.026%	3 Month LIBOR	$35,855

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $14,175,087 or 9.6% of net assets.
(b)	Variable rate coupon, rate shown as of March 31, 2011.
(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.

(f)	Fair valued.
(g)	Non-income producing security.
(h)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,628,031 and gross unrealized depreciation of investments was $(2,326,533), resulting in net unrealized appreciation of $5,301,498.

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$49,079,427	$—	$49,079,427
Governments - Treasuries	—	31,785,741	—	31,785,741
Mortgage Pass-Thru’s	—	26,864,658	—	26,864,658
Commercial Mortgage-Backed Securities	—	10,030,994	5,073,441	15,104,435
Corporates - Non-Investment Grades	—	5,771,602	—	5,771,602
Agencies	—	4,538,593	—	4,538,593
Governments - Sovereign Agencies	—	2,308,259	—	2,308,259
Asset-Backed Securities	—	695,888	986,352	1,682,240
CMOs	—	38,251	1,201,518	1,239,769
Quasi-Sovereigns	—	1,178,023	—	1,178,023
Supranationals	—	814,935	—	814,935
Governments - Sovereign Bonds	—	794,019	—	794,019
Local Governments - Municipal Bonds	—	443,050	—	443,050
Preferred Stocks	183,603	107,880	—	291,483
Emerging Markets - Corporate Bonds	—	98,500	—	98,500
Common Stocks	—	—	3,116	3,116
Short-Term Investments
Time Deposit	—	1,347,000	—	1,347,000
Commercial Paper	—	2,175,000	—	2,175,000

Total Investments in Securities	183,603	138,071,820	7,264,427	145,519,850
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	287,117	—	287,117
Interest Rate Swap Contracts	—	35,855	—	35,855
Liabilities
Forward Currency Exchange Contracts	—	(160,658)	—	(160,658)

Total	$183,603	$138,234,134	$7,264,427	$145,682,164

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage Backed Securities	Asset-Backed Securities	CMOs
Balance as of 12/31/10	$5,004,541	$1,034,307	$1,221,568
Accrued discounts/(premiums)	12,063	40	(1)
Realized gain (loss)	—	226	170
Change in unrealized appreciation/depreciation	56,837	6,794	238,105
Purchases	—	—	—
Sales	—	(55,015)	(258,324)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$5,073,441	$986,352	$1,201,518

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$56,837	$6,794	$238,105

	Common Stocks	Warrants	Total
Balance as of 12/31/10	$2,870	$8,827	$7,272,113
Accrued discounts/(premiums)	—	—	12,102
Realized gain (loss)	—	9,277	9,673
Change in unrealized appreciation/depreciation	246	(6,687)	295,295
Purchases	—	—	—
Sales	—	(11,417)	(324,756)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$3,116	$—	$7,264,427

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$246	$—	$301,982

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Financials - 22.8%
Capital Markets - 6.5%
Azimut Holding SpA	61,305	$684,115
Credit Suisse Group AG	50,755	2,153,037
GAM Holding AG (a)	60,159	1,141,441
Julius Baer Group Ltd.	61,860	2,678,134
Man Group PLC	472,862	1,863,270
Partners Group Holding AG	23,033	4,402,518

		12,922,515

Commercial Banks - 13.2%
Banco Santander Brasil SA	69,800	846,501
Bank Central Asia Tbk PT	1,795,000	1,430,406
BNP Paribas	27,265	1,993,198
Chongqing Rural Commercial Bank (a)	943,000	647,373
CIMB Group Holdings Bhd	459,000	1,241,841
Commercial International Bank Egypt SAE (a)	111,128	613,771
HDFC Bank Ltd.	12,900	680,004
HSBC Holdings PLC	147,441	1,522,932
Industrial & Commercial Bank of China - Class H	3,459,255	2,867,960
Investimentos Itau SA (Preference Shares)	666,514	5,225,480
Societe Generale	22,900	1,487,452
Standard Bank Group Ltd.	42,800	657,012
Standard Chartered PLC	128,257	3,326,841
Turkiye Halk Bankasi AS	222,100	1,711,681
United Overseas Bank Ltd.	125,000	1,863,696

		26,116,148

Diversified Financial Services - 1.3%
FirstRand Ltd.	285,800	848,516
IG Group Holdings PLC	231,738	1,697,940

		2,546,456

Insurance - 1.8%
AIA Group Ltd. (a)	779,600	2,399,821
China Life Insurance Co., Ltd. - Class H	314,000	1,175,438

		3,575,259

		45,160,378

Energy - 14.8%
Energy Equipment & Services - 3.3%
Saipem SpA	33,291	1,768,555
Schlumberger Ltd.	42,200	3,935,572
Tenaris SA	35,930	881,699

		6,585,826

Oil, Gas & Consumable Fuels - 11.5%
Adaro Energy Tbk PT	6,306,500	1,589,333
Afren PLC (a)	811,644	2,121,665
Alliance Oil Co., Ltd. (GDR) (a)	112,284	2,132,275
BG Group PLC	110,569	2,744,925
China Shenhua Energy Co., Ltd. - Class H	217,500	1,025,117
Faroe Petroleum PLC (a)	200,531	546,876
Gulf Keystone Petroleum Ltd. (a)	610,713	1,489,757

Company	Shares	U.S. $ Value
Inpex Corp.	104	786,821
Karoon Gas Australia Ltd. (a)	96,079	711,779
Oando PLC	3,114,974	1,197,181
Petroleo Brasileiro SA (Preference Shares)	238,700	4,168,277
Rosneft Oil Co. (GDR) (b)	233,700	2,134,849
Tullow Oil PLC	86,936	2,017,319

		22,666,174

		29,252,000

Industrials - 10.8%
Aerospace & Defense - 0.8%
Safran SA	46,100	1,630,359

Commercial Services & Supplies - 1.0%
Secom Co., Ltd.	20,000	929,962
Serco Group PLC	121,900	1,091,145

		2,021,107

Electrical Equipment - 1.0%
Schneider Electric SA	11,900	2,032,419

Industrial Conglomerates - 2.8%
Bidvest Group Ltd.	61,128	1,343,437
Koninklijke Philips Electronics NV (a)	28,274	905,699
Siemens AG	14,500	1,983,432
Smiths Group PLC	65,733	1,366,078

		5,598,646

Machinery - 2.2%
Atlas Copco AB-Class A	82,300	2,185,608
China Rongsheng Heavy Industry Group Co., Ltd. (a)	441,500	384,256
Fanuc Corp.	11,600	1,753,420

		4,323,284

Marine - 0.7%
Orient Overseas International Ltd.	137,500	1,438,291

Trading Companies & Distributors - 1.7%
Mitsui & Co., Ltd.	108,500	1,942,570
Wolseley PLC (a)	38,700	1,302,795

		3,245,365

Transportation Infrastructure - 0.6%
Cia de Concessoes Rodoviarias	39,000	1,132,270

		21,421,741

Consumer Discretionary - 10.6%
Automobiles - 1.8%
Honda Motor Co., Ltd.	48,200	1,790,804
Volkswagen AG (Preference Shares)	10,668	1,724,192

		3,514,996

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	28,600	464,215

Hotels, Restaurants & Leisure - 1.7%
Ajisen China Holdings Ltd.	365,500	705,158

Company	Shares	U.S. $ Value
Carnival PLC	55,935	2,200,300
Shangri-La Asia Ltd.	162,500	415,120

		3,320,578

Media - 3.2%
Eutelsat Communications	67,130	2,678,363
Grupo Televisa SA (Sponsored ADR) (a)	23,700	581,361
Informa PLC	129,733	866,166
Naspers Ltd.	17,840	959,643
SES SA (FDR)	50,764	1,307,007

		6,392,540

Multiline Retail - 0.3%
Golden Eagle Retail Group Ltd.	233,000	505,929

Specialty Retail - 2.4%
Belle International Holdings Ltd.	606,000	1,119,290
Dunelm Group PLC	41,400	254,963
Fast Retailing Co., Ltd.	6,100	763,662
Yamada Denki Co., Ltd.	19,590	1,316,492
Zhongsheng Group Holdings Ltd. (a)	741,500	1,385,779

		4,840,186

Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA	32,995	1,902,492

		20,940,936

Materials - 9.3%
Construction Materials - 1.4%
CRH PLC (London)	63,407	1,455,500
HeidelbergCement AG	19,390	1,348,333

		2,803,833

Metals & Mining - 7.9%
African Rainbow Minerals Ltd.	29,300	965,005
Aquarius Platinum Ltd.	168,200	937,373
Centamin Egypt Ltd. (a)	702,100	1,525,769
Equinox Minerals Ltd. (Toronto) (a)	663,927	3,930,831
Northam Platinum Ltd.	120,100	781,138
Rio Tinto PLC	35,241	2,491,477
Vale SA (Sponsored ADR) (Local Preference Shares)	75,250	2,221,380
Xstrata PLC	115,030	2,683,829

		15,536,802

		18,340,635

Consumer Staples - 9.2%
Beverages - 1.3%
Anheuser-Busch InBev NV	30,082	1,715,028
Cia de Bebidas das Americas (Preference Shares)	32,500	904,741

		2,619,769

Food & Staples Retailing - 2.3%
Bizim Toptan Satis Magazalari AS (a)	15,829	322,926
Seven & I Holdings Co., Ltd.	32,700	832,985

Company	Shares	U.S. $ Value
Tesco PLC	543,373	3,319,277

		4,475,188

Food Products - 2.4%
Danone	18,576	1,212,344
Nestle SA	61,521	3,523,006

		4,735,350

Household Products - 0.6%
Reckitt Benckiser Group PLC	25,000	1,283,260

Tobacco - 2.6%
British American Tobacco PLC	83,837	3,361,660
Imperial Tobacco Group PLC	55,300	1,706,354

		5,068,014

		18,181,581

Information Technology - 7.5%
Communications Equipment - 0.3%
ZTE Corp.-Class H	134,000	622,743

Electronic Equipment, Instruments & Components - 1.0%
Murata Manufacturing Co., Ltd.	17,400	1,258,244
Taiyo Yuden Co., Ltd.	56,000	750,076

		2,008,320

Internet Software & Services - 1.8%
Baidu, Inc. (Sponsored ADR) (a)	10,000	1,378,100
Mail.ru Group Ltd. (GDR) (a)(b)	9,400	281,530
Tencent Holdings Ltd.	79,200	1,929,775

		3,589,405

IT Services - 0.7%
Infosys Technologies Ltd. (Sponsored ADR)	18,100	1,297,770

Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC	137,255	1,273,630
ASML Holding NV (a)	28,167	1,252,545
Samsung Electronics Co., Ltd.	4,020	3,408,819

		5,934,994

Software - 0.7%
SAP AG	6,900	422,006
Temenos Group AG (a)	22,989	869,998

		1,292,004

		14,745,236

Health Care - 5.7%
Health Care Providers & Services - 0.5%
Fresenius Medical Care AG & Co. KGaA	16,165	1,084,467

Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	39,111	780,652

Pharmaceuticals - 4.8%
Aspen Pharmacare Holdings Ltd. (a)	67,046	782,189
Bayer AG	23,387	1,806,946

Company	Shares	U.S. $ Value
Mitsubishi Tanabe Pharma Corp.	42,000	681,048
Novartis AG	39,720	2,150,876
Novo Nordisk A/S-Class B	7,950	998,381
Pharmstandard (GDR) (a)(b)	26,500	740,675
Shire PLC	35,383	1,027,076
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	25,400	1,274,318

		9,461,509

		11,326,628

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 1.4%
Iliad SA	6,086	729,172
Telefonica SA	72,468	1,817,836
XL Axiata Tbk PT (a)	314,000	196,607

		2,743,615

Wireless Telecommunication Services - 3.0%
America Movil SAB de CV Series L (ADR)	20,900	1,214,290
China Mobile Ltd.	81,500	752,326
MTN Group Ltd.	41,383	834,680
Tim Participacoes SA (ADR)	3,500	152,775
Vodafone Group PLC	1,041,106	2,966,951

		5,921,022

		8,664,637

Utilities - 0.9%
Independent Power Producers & Energy Traders - 0.9%
China Longyuan Power Group Corp. (a)	836,000	899,166
NTPC Ltd.	186,880	807,876

		1,707,042

Total Common Stocks (cost $154,971,760)		189,740,814

WARRANTS - 2.5%
Information Technology - 1.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 09/29/14 (a)(b)	200,200	701,381
HTC Corp., Macquarie Bank Ltd., expiring 09/06/12 (a)	56,500	2,210,031

		2,911,412

Financials - 1.0%
Sberbank of Russian Federation, Merrill Lynch, expiring 11/05/12 (a)	539,200	2,027,500

Total Warrants (cost $4,160,491)		4,938,912

		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 4/01/11 (cost $2,120,000)	U.S.$	2,120	2,120,000

Total Investments - 99.6% (cost $161,252,251) (c)			196,799,726
Other assets less liabilities - 0.4%			717,626

Net Assets - 100.0%			$197,517,352

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A:
Euro settling 5/16/11	392	$537,530	$555,104	$17,574
Swedish Krona settling 5/16/11	58,748	9,120,236	9,288,101	167,865
Barclays Bank PLC Wholselale:
Japanese Yen settling 5/16/11	676,985	8,257,425	8,140,699	(116,726)
BNP Paribas SA:
Japanese Yen settling 5/16/11	95,991	1,174,597	1,154,285	(20,312)
Credit Suisse London Branch (GFX):
Norwegian Krone settling 5/16/11	50,583	8,767,007	9,126,251	359,244
Deutsche Bank AG Londo:
Euro settling 5/16/11	6,450	8,681,829	9,133,729	451,900
Goldman Sachs International:
Canadian Dollar settling 5/16/11	487	499,764	501,833	2,069
Canadian Dollar settling 5/16/11	428	434,566	441,035	6,469
Euro settling 5/16/11	891	1,246,117	1,261,729	15,612
Euro settling 5/16/11	2,542	3,555,140	3,599,681	44,541
Swiss Franc settling 5/16/11	4,741	5,239,600	5,163,061	(76,539)
UBS AG:
Japanese Yen settling 5/16/11	446,282	5,496,808	5,366,511	(130,297)
New Zealand Dollar settling 5/16/11	7,040	5,418,125	5,357,066	(61,059)
Norwegian Krone settling 5/16/11	5,375	910,475	969,764	59,289
Swedish Krona settling 5/16/11	4,103	609,429	648,687	39,258
Westpac Banking Corp:
Australian Dollar settling 5/16/11	8,710	8,725,243	8,962,577	237,334
Sale Contracts:
Bank of America N.A:
Canadian Dollar settling 5/16/11	494	499,368	509,046	(9,678)
BNP Paribas SA:
Australian Dollar settling 5/16/11	4,054	4,045,142	4,171,560	(126,418)
Canadian Dollar settling 5/16/11	3,258	3,286,361	3,357,228	(70,867)
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	8,601	13,806,755	13,790,718	16,037
Norwegian Krone settling 5/16/11	5,326	953,866	960,924	(7,058)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG Londo:
Great British Pound settling 5/16/11	1,532	2,477,627	2,456,386	21,241
Great British Pound settling 5/16/11	2,560	4,100,122	4,104,667	(4,545)
Swiss Franc settling 5/16/11	10,107	10,561,129	11,006,763	(445,634)
Goldman Sachs International:
New Zealand Dollar settling 5/16/11	1,891	1,385,914	1,438,951	(53,037)
Swedish Krona settling 5/16/11	5,643	895,423	892,162	3,261
HSBC BankUSA:
Swiss Franc settling 5/16/11	2,370	2,445,240	2,580,986	(135,746)
Morgan Stanley and Co.Inc:
Australian Dollar settling 5/16/11	747	739,815	768,662	(28,847)
Great British Pound settling 5/16/11	2,625	4,272,214	4,208,887	63,327
Societe Generale:
Japanese Yen settling 5/16/11	60,853	753,290	731,754	21,536
UBS AG:
Euro settling 5/16/11	7,733	10,277,466	10,950,562	(673,096)
Westpac Banking Corp:
New Zealand Dollar settling 5/16/11	1,456	1,092,026	1,107,939	(15,913)
New Zealand Dollar settling 5/16/11	2,947	2,203,136	2,242,510	(39,374)
New Zealand Dollar settling 5/16/11	746	546,840	567,666	(20,826)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $3,858,435 or 2.0% of net assets.
(c)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,093,973 and gross unrealized depreciation of investments was $(3,546,498), resulting in net unrealized appreciation of $35,547,475.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

March 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

23.4%	United Kingdom
9.6%	Switzerland
7.8%	China
7.7%	Brazil
6.5%	Japan
6.0%	France
4.2%	Germany
3.6%	South Africa
2.6%	Russia
2.2%	Sweden
2.2%	Hong Kong
2.0%	United States
2.0%	Canada
19.1%	Other
1.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Australia, Belgium, Denmark, Egypt, India, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Mexico, Netherlands, Nigeria, Singapore, South Korea, Spain, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$6,719,354	$38,441,024	$—	$45,160,378
Energy	10,785,574	18,466,426	—	29,252,000
Industrials	1,516,526	19,905,215	—	21,421,741
Consumer Discretionary	1,300,539	19,640,397	—	20,940,936
Materials	6,933,349	11,407,286	—	18,340,635
Consumer Staples	1,227,667	16,953,914	—	18,181,581
Information Technology	2,957,400	11,787,836	—	14,745,236
Health Care	2,014,993	9,311,635	—	11,326,628
Telecommunication Services	1,367,065	7,297,572	—	8,664,637
Utilities	—	1,707,042	—	1,707,042
Warrants	—	—	4,938,912	4,938,912
Short-Term Investments	—	2,120,000	—	2,120,000

Total Investments in Securities	34,822,467	157,038,347+	4,938,912	196,799,726
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,526,557	—	1,526,557
Liabilities
Forward Currency Exchange Contracts	—	(2,035,972)	—	(2,035,972)

Total	$34,822,467	$156,528,932	$4,938,912	$196,290,311

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Warrants	Total
Balance as of 12/31/10	$3,964,949	$3,964,949
Accrued discounts/(premiums)	—	—
Realized gain (loss)	39,222	39,222
Change in unrealized appreciation/depreciation	448,735	448,735
Purchases	1,086,388	1,086,388
Sales	(600,382)	(600,382)

Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$4,938,912	$4,938,912

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/11	$448,735	$448,735

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 24.6%
Capital Markets - 0.3%
UBS AG (a)	245,463	$4,415,898

Commercial Banks - 15.3%
Australia & New Zealand Banking Group Ltd.	462,600	11,386,972
Banco do Brasil SA	670,000	12,126,604
Bank of China Ltd.	9,343,400	5,195,740
Barclays PLC	4,151,200	18,638,693
BNP Paribas	190,429	13,921,246
Danske Bank A/S (a)	273,668	6,065,046
DnB NOR ASA	247,217	3,790,523
Hana Financial Group, Inc.	153,720	6,637,968
KB Financial Group, Inc.	150,611	7,878,514
KBC Groep NV (a)	283,500	10,667,534
Lloyds Banking Group PLC (a)	8,453,300	7,854,822
Mitsubishi UFJ Financial Group, Inc.	1,334,100	6,147,077
National Australia Bank Ltd.	1,132,300	30,263,441
Societe Generale	430,018	27,931,486
Sumitomo Mitsui Financial Group, Inc.	469,400	14,563,269
Turkiye Garanti Bankasi AS	610,700	2,849,448
Turkiye Is Bankasi-Class C	1,198,100	3,824,922
Turkiye Vakiflar Bankasi Tao-Class D	3,495,600	8,724,088
UniCredit SpA	7,068,740	17,423,353

		215,890,746

Diversified Financial Services - 2.9%
ING Groep NV (a)	2,417,100	30,682,218
ORIX Corp.	104,910	9,833,564

		40,515,782

Insurance - 5.1%
Aegon NV (a)	1,478,800	11,073,024
Allianz SE	225,400	31,561,759
Aviva PLC	2,279,400	15,817,284
Muenchener Rueckversicherungs AG	89,000	14,000,513

		72,452,580

Real Estate Management & Development - 1.0%
Evergrande Real Estate Group Ltd.	7,651,000	4,199,297
Mitsui Fudosan Co., Ltd.	352,000	5,786,334
New World Development Ltd.	2,832,000	5,000,467

		14,986,098

		348,261,104

Consumer Discretionary - 13.8%
Auto Components - 3.2%
Bridgestone Corp.	719,200	15,039,050
Faurecia (a)	8,525	310,863
GKN PLC	3,679,100	11,826,947
Magna International, Inc.-Class A	194,700	9,334,354
NGK Spark Plug Co., Ltd.	414,000	5,659,660

Company	Shares	U.S. $ Value
Sumitomo Rubber Industries Ltd.	345,500	3,517,187

		45,688,061

Automobiles - 4.3%
Nissan Motor Co., Ltd.	2,120,000	18,832,013
Renault SA (a)	323,200	17,859,018
Toyota Motor Corp.	602,100	23,893,887

		60,584,918

Hotels, Restaurants & Leisure - 0.4%
Thomas Cook Group PLC	2,017,000	5,510,672

Household Durables - 2.7%
LG Electronics, Inc.	102,050	9,758,170
Sharp Corp.	1,503,000	14,909,857
Sony Corp.	404,500	12,901,946

		37,569,973

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	276,300	3,010,039

Media - 1.8%
Lagardere SCA	153,000	6,525,125
Vivendi SA	674,510	19,241,986

		25,767,111

Specialty Retail - 0.7%
Esprit Holdings Ltd.	2,188,900	10,036,108

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	2,159,000	6,824,790

		194,991,672

Materials - 10.6%
Chemicals - 1.5%
Agrium, Inc. (Toronto)	63,600	5,873,242
Air Water, Inc.	14,000	170,500
Clariant AG (a)	254,000	4,575,959
Koninklijke DSM NV	164,849	10,135,540

		20,755,241

Containers & Packaging - 0.3%
Smurfit Kappa Group PLC (a)	358,600	4,558,951

Metals & Mining - 8.8%
Hindalco Industries Ltd.	910,900	4,278,198
JFE Holdings, Inc.	421,300	12,335,472
KGHM Polska Miedz SA	167,900	10,650,111
New Gold, Inc. (a)	231,739	2,727,326
Rio Tinto PLC	565,500	39,979,854
Tata Steel Ltd.	714,400	9,967,552
ThyssenKrupp AG	256,400	10,436,366
Vale SA (Sponsored ADR) (Local Preference Shares)	680,600	20,091,312
Xstrata PLC	615,320	14,356,371

		124,822,562

		150,136,754

Company	Shares	U.S. $ Value
Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
BP PLC	3,184,200	23,394,576
China Petroleum & Chemical Corp.-Class H	5,438,000	5,436,880
ENI SpA	637,800	15,649,952
Gazprom OAO (Sponsored ADR)	542,300	17,537,982
JX Holdings, Inc.	1,426,000	9,580,694
LUKOIL OAO (London) (Sponsored ADR)	141,900	10,130,241
Nexen, Inc. (Toronto)	780,675	19,462,522
OMV AG	153,500	6,939,519
Penn West Petroleum Ltd.	440,559	12,232,953
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	817,141	29,726,153

		150,091,472

Industrials - 8.9%
Aerospace & Defense - 1.3%
BAE Systems PLC	3,380,600	17,618,298

Building Products - 1.7%
Asahi Glass Co., Ltd.	1,273,000	16,016,043
Cie de St-Gobain	132,800	8,121,461

		24,137,504

Construction & Engineering - 1.8%
Bouygues SA	540,000	25,921,218

Electrical Equipment - 1.5%
Mitsubishi Electric Corp.	615,000	7,237,671
Sumitomo Electric Industries Ltd.	993,800	13,763,275

		21,000,946

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	301,800	6,632,792

Road & Rail - 0.8%
East Japan Railway Co.	65,900	3,659,359
Firstgroup PLC	880,300	4,602,785
Nippon Express Co., Ltd.	875,000	3,356,476

		11,618,620

Trading Companies & Distributors - 1.3%
Mitsubishi Corp.	398,900	11,060,860
Mitsui & Co., Ltd.	414,600	7,422,943

		18,483,803

		125,413,181

Telecommunication Services - 8.0%
Diversified Telecommunication Services - 5.6%
France Telecom SA	651,300	14,624,060
Nippon Telegraph & Telephone Corp.	500,700	22,363,718
Telecom Corp. of New Zealand Ltd.	3,166,224	4,846,202
Telecom Italia SpA (ordinary shares)	11,258,700	17,302,399
Telecom Italia SpA (savings shares)	7,794,800	10,470,851
Telenor ASA	548,900	9,033,903

		78,641,133

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	12,203,975	34,778,971

		113,420,104

Health Care - 6.7%
Pharmaceuticals - 6.7%
AstraZeneca PLC	816,200	37,498,347
Novartis AG	463,660	25,107,629
Roche Holding AG	129,100	18,431,002
Sanofi-Aventis SA	191,827	13,442,195

		94,479,173

Information Technology - 5.9%
Computers & Peripherals - 1.6%
Fujitsu Ltd.	1,705,000	9,635,044
Pegatron Corp. (a)	1,621,000	1,839,021
Toshiba Corp.	2,136,000	10,444,180

		21,918,245

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp. (a)	10,198,990	8,882,516

IT Services - 1.2%
Cap Gemini SA	299,187	17,371,732

Office Electronics - 0.6%
Konica Minolta Holdings, Inc.	971,000	8,160,353

Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co., Ltd.	25,330	21,478,952
Sumco Corp. (a)	58,700	1,180,493

		22,659,445

Software - 0.3%
Konami Corp.	242,400	4,478,901

		83,471,192

Consumer Staples - 5.2%
Beverages - 0.6%
Asahi Breweries Ltd.	484,700	8,058,620

Food & Staples Retailing - 1.4%
Delhaize Group SA	186,472	15,191,246
Koninklijke Ahold NV	346,400	4,645,602

		19,836,848

Tobacco - 3.2%
Imperial Tobacco Group PLC	699,900	21,596,335
Japan Tobacco, Inc.	6,618	23,926,598

		45,522,933

		73,418,401

Utilities - 3.4%
Electric Utilities - 3.0%
E.ON AG	800,200	24,333,369
EDP - Energias de Portugal SA	2,752,400	10,716,033

Company	Shares	U.S. $ Value
Tokyo Electric Power Co., Inc. (The)	1,257,600	7,009,454

		42,058,856

Gas Utilities - 0.4%
Tokyo Gas Co., Ltd.	1,166,000	5,318,574

		47,377,430

Total Common Stocks (cost $1,266,338,220)		1,381,060,483

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 4/01/11 (cost $24,807,000)	$24,807	24,807,000

Total Investments - 99.5% (cost $1,291,145,220) (b)		1,405,867,483
Other assets less liabilities - 0.5% (c)		7,324,009

Net Assets - 100.0%		$1,413,191,492

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	377	June 2011	$14,923,257	$15,195,042	$271,785

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A:
Euro settling 4/15/11	70,261	$97,014,281	$99,553,489	$2,539,208
Barclays Bank PLC Wholesale:
Swedish Krona settling 4/15/11	296,802	43,001,072	46,997,709	3,996,637
BNP Paribas SA:
Australian Dollar settling 4/15/11	6,016	6,026,047	6,214,202	188,155
Australian Dollar settling 4/15/11	64,329	63,043,706	66,448,368	3,404,662
Australian Dollar settling 7/15/11	11,638	11,527,846	11,886,406	358,560
Citibank N.A:
Canadian Dollar settling 4/15/11	7,639	7,808,228	7,876,971	68,743
Credit Suisse London Branch (GFX):
Canadian Dollar settling 4/15/11	5,485	5,648,816	5,655,869	7,053

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 4/15/11	68,239	11,387,591	12,332,210	944,619
Deutsche Bank AG London:
Swiss Franc settling 4/15/11	59,992	62,266,599	65,319,621	3,053,022
Norwegian Krone settling 4/15/11	363,704	61,765,555	65,728,894	3,963,339
Swedish Krona settling 4/15/11	197,595	29,414,085	31,288,577	1,874,492
Goldman Sachs International:
Canadian Dollar settling 4/15/11	4,144	4,210,227	4,273,094	62,867
Swiss Franc settling 4/15/11	57,853	59,575,936	62,990,666	3,414,730
HSBC BankUSA:
Great British Pound settling 4/15/11	38,572	61,175,963	61,869,672	693,709
Japanese Yen settling 4/15/11	506,321	6,257,961	6,087,404	(170,557)
Japanese Yen settling 7/15/11	369,073	4,564,888	4,440,209	(124,679)
Morgan Stanley And Co Inc:
Australian Dollar settling 7/15/11	17,285	17,236,083	17,653,938	417,855
Great British Pound settling 7/15/11	6,572	10,687,386	10,527,415	(159,971)
Great British Pound settling 7/15/11	9,030	14,657,135	14,464,784	(192,351)
Royal Bank of Scotland PLC:
Japanese Yen settling 4/15/11	2,365,568	29,204,183	28,440,790	(763,393)
State Street Bank and Trust Co.:
Great British Pound settling 7/15/11	8,533	13,951,796	13,668,660	(283,136)
UBS AG:
Euro settling 4/15/11	99,272	134,902,706	140,659,454	5,756,748
Hong Kong Dollar settling 4/15/11	155,728	20,044,726	20,022,071	(22,655)
Japanese Yen settling 4/15/11	2,353,172	28,976,739	28,291,755	(684,984)
Westpac Banking Corp:
Australian Dollar settling 7/15/11	24,749	24,620,305	25,277,253	656,948
Sale Contracts:
Bank of America N.A:
Australian Dollar settling 4/15/11	38,693	37,881,995	39,967,771	(2,085,776)
Barclays Bank PLC Wholesale:
Japanese Yen settling 4/15/11	5,225,061	63,222,189	62,819,949	402,240
BNP Paribas SA:
Australian Dollar settling 4/15/11	25,636	25,608,416	26,480,598	(872,182)
Australian Dollar settling 4/15/11	6,016	6,009,527	6,214,202	(204,675)
Canadian Dollar settling 4/15/11	7,495	7,609,910	7,728,485	(118,575)
Great British Pound settling 7/15/11	4,400	7,046,292	7,048,178	(1,886)
Japanese Yen settling 7/15/11	4,388,629	52,916,489	52,798,303	118,186
Canadian Imperial Bank of Commerce:
Swedish Krona settling 4/15/11	96,990	15,309,118	15,358,076	(48,958)
Credit Suisse London Branch (GFX):
Euro settling 7/15/11	5,875	8,320,939	8,308,546	12,393
Norwegian Krone settling 4/15/11	27,227	4,800,585	4,920,486	(119,901)
Norwegian Krone settling 4/15/11	162,652	29,178,952	29,394,607	(215,655)
Swedish Krona settling 4/15/11	24,442	3,793,751	3,870,318	(76,567)
Deutsche Bank AG London:
Euro settling 4/15/11	146,421	195,430,305	207,465,327	(12,035,022)
Euro settling 7/15/11	4,805	6,773,464	6,795,329	(21,865)
Great British Pound settling 4/15/11	25,189	40,560,335	40,403,276	157,059
Norwegian Krone settling 4/15/11	154,705	27,705,497	27,958,418	(252,921)
Swiss Franc settling 4/15/11	5,474	5,881,089	5,960,121	(79,032)
Goldman Sachs International:
Canadian Dollar settling 4/15/11	55,585	55,669,897	57,316,590	(1,646,693)
Euro settling 7/15/11	5,081	7,196,017	7,185,654	10,363

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Swedish Krona settling 4/15/11	109,102	17,341,175	17,275,976	65,199
HSBC BankUSA:
Hong Kong Dollar settling 4/15/11	155,728	20,039,119	20,022,072	17,047
Swedish Krona settling 4/15/11	109,288	17,317,175	17,305,428	11,747
Royal Bank of Scotland PLC:
Euro settling 4/15/11	23,112	29,841,983	32,747,616	(2,905,633)
Norwegian Krone settling 4/15/11	87,359	15,607,904	15,787,592	(179,688)
Norwegian Krone settling 7/15/11	61,899	11,002,115	11,130,102	(127,987)
State Street Bank and Trust Co.:
Great British Pound settling 4/15/11	13,383	21,599,493	21,466,396	133,097
UBS AG:
Swiss Franc settling 4/15/11	68,322	71,874,770	74,389,371	(2,514,601)
Swiss Franc settling 4/15/11	9,334	9,998,500	10,162,911	(164,411)

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $184,801,261 and gross unrealized depreciation of investments was $(70,078,998), resulting in net unrealized appreciation of $114,722,263.
(c)	An amount of U.S. $1,193,802 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR - American Depositary Receipt

COUNTRY BREAKDOWN *

March 31, 2011 (unaudited)

22.7%	Japan
18.0%	United Kingdom
11.8%	France
6.1%	Netherlands
5.7%	Germany
4.3%	Italy
3.7%	Switzerland
3.5%	Canada
3.3%	South Korea
3.0%	Australia
2.3%	Brazil
2.0%	Russia
1.8%	Belgium
10.0%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, China, Denmark, Hong Kong, India, Ireland, New Zealand, Norway, Poland, Portugal, South Africa, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$27,655,095	$320,606,009	$—	$348,261,104
Consumer Discretionary	9,334,354	185,657,318	—	194,991,672
Materials	28,691,880	121,444,874	—	150,136,754
Energy	31,695,475	118,395,997	—	150,091,472
Industrials	—	125,413,181	—	125,413,181
Telecommunication Services	—	113,420,104	—	113,420,104
Health Care	—	94,479,173	—	94,479,173
Information Technology	—	83,471,192	—	83,471,192
Consumer Staples	—	73,418,401	—	73,418,401
Utilities	—	47,377,430	—	47,377,430
Short-Term Investments	—	24,807,000	—	24,807,000

Total Investments in Securities	97,376,804	1,308,490,679+	—	1,405,867,483
Other Financial Instruments* :
Assets
Futures Contracts	271,785	—	—	271,785
Forward Currency Exchange Contracts	—	32,328,678	—	32,328,678
Liabilities
Forward Currency Exchange Contracts	—	(26,073,754)	—	(26,073,754)

Total	$97,648,589	$1,314,745,603	$—	$1,412,394,192

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as level 2 investments.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Technology - 28.7%
Communications Technology - 4.1%
Cisco Systems, Inc.	49,100	$842,065
Juniper Networks, Inc. (a)	109,000	4,586,720
QUALCOMM, Inc.	160,170	8,782,121
Riverbed Technology, Inc. (a)	105,000	3,953,250

		18,164,156

Computer Services, Software & Systems - 12.6%
Citrix Systems, Inc. (a)	112,000	8,227,520
Google, Inc.-Class A (a)	37,780	22,147,014
Intuit, Inc. (a)	120,800	6,414,480
Oracle Corp.	416,150	13,886,925
Rovi Corp. (a)	89,200	4,785,580

		55,461,519

Computer Technology - 9.4%
Apple, Inc. (a)	87,935	30,640,951
EMC Corp. (a)	416,893	11,068,509

		41,709,460

Semiconductors & Component - 2.6%
Broadcom Corp.-Class A	202,052	7,956,808
Marvell Technology Group Ltd. (a)	228,000	3,545,400

		11,502,208

		126,837,343

Consumer Discretionary - 16.4%
Auto Parts - 3.4%
BorgWarner, Inc. (a)	74,600	5,944,874
Johnson Controls, Inc.	222,600	9,253,482

		15,198,356

Cable Television Services - 1.4%
Comcast Corp.-Class A	247,500	6,118,200

Diversified Media - 1.6%
News Corp.-Class A	391,500	6,874,740

Diversified Retail - 2.1%
Amazon.com, Inc. (a)	41,935	7,553,752
Kohl’s Corp.	33,081	1,754,616

		9,308,368

Entertainment - 1.7%
Walt Disney Co. (The)	173,000	7,454,570

Household Equip & Prod - 1.1%
Stanley Black & Decker, Inc.	63,400	4,856,440

Leisure Time - 0.7%
Carnival Corp.	75,861	2,910,028

Company	Shares	U.S. $ Value
Restaurants - 1.4%
Starbucks Corp.	171,805	6,348,195

Specialty Retail - 3.0%
Limited Brands, Inc.	236,000	7,759,680
Lowe’s Cos., Inc.	199,500	5,272,785
NetFlix, Inc. (a)	1,200	284,796

		13,317,261

		72,386,158

Financial Services - 13.5%
Banks: Diversified - 0.4%
Wells Fargo & Co.	53,600	1,699,120

Diversified Financial Services - 10.9%
Blackstone Group LP	401,800	7,184,184
Goldman Sachs Group, Inc. (The)	116,600	18,477,602
JPMorgan Chase & Co.	491,750	22,669,675

		48,331,461

Insurance: Multi-Line - 2.0%
AON Corp.	81,100	4,295,056
MetLife, Inc.	102,800	4,598,244

		8,893,300

Securities Brokerage & Services - 0.2%
CME Group, Inc.-Class A	2,500	753,875

		59,677,756

Producer Durables - 13.1%
Aerospace - 0.9%
Goodrich Corp.	46,500	3,977,145

Back Office Support HR & Consulting - 1.8%
Accenture PLC	143,095	7,865,932

Diversified Manufacturing Operations - 3.7%
Danaher Corp.	239,200	12,414,480
Honeywell International, Inc.	69,825	4,169,251

		16,583,731

Scientific Instruments: Control & Filter - 2.4%
Flowserve Corp.	43,597	5,615,294
Rockwell Automation, Inc.	54,100	5,120,565

		10,735,859

Scientific Instruments: Electrical - 1.5%
Cooper Industries PLC	102,730	6,667,177

Transportation Miscellaneous - 2.8%
United Parcel Service, Inc.-Class B	165,000	12,262,800

		58,092,644

Energy - 11.8%
Alternative Energy - 0.4%
Suncor Energy, Inc. (New York)	43,918	1,969,283

Oil Well Equipment & Services - 5.1%
Cameron International Corp. (a)	89,800	5,127,580

Company	Shares	U.S. $ Value
Schlumberger Ltd.	188,665	17,594,898

		22,722,478

Oil: Crude Producers - 6.3%
EOG Resources, Inc.	67,915	8,048,607
Noble Energy, Inc.	119,925	11,590,751
Occidental Petroleum Corp.	36,474	3,811,168
Southwestern Energy Co. (a)	99,300	4,266,921

		27,717,447

		52,409,208

Health Care - 8.7%
Biotechnology - 1.6%
Celgene Corp. (a)	124,359	7,154,373

Health Care Services - 2.4%
Express Scripts, Inc. - Class A (a)	140,200	7,796,522
HCA Holdings, Inc. (a)	61,974	2,099,060
McKesson Corp.	11,002	869,708

		10,765,290

Pharmaceuticals - 4.7%
Allergan, Inc.	129,625	9,205,968
Gilead Sciences, Inc. (a)	124,860	5,299,058
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	119,885	6,014,630

		20,519,656

		38,439,319

Materials & Processing - 5.3%
Chemicals: Diversified - 2.9%
Dow Chemical Co. (The)	265,620	10,027,155
Potash Corp. of Saskatchewan, Inc.	51,700	3,046,681

		13,073,836

Copper - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	16,500	916,575

Fertilizers - 2.2%
Monsanto Co.	132,582	9,580,375

		23,570,786

Consumer Staples - 0.9%
Personal Care - 0.9%
Procter & Gamble Co. (The)	62,800	3,868,480

Utilities - 0.5%
Utilities: Telecommunications - 0.5%
Sprint Nextel Corp.(a)	499,700	2,318,608

Total Common Stocks (cost $396,674,470)		437,600,302

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit 0.01%, 4/01/11 (cost $6,122,000)	$6,122	6,122,000

Total Investments - 100.3% (cost $402,796,470) (b)		443,722,302
Other assets less liabilities - (0.3)%		(1,473,552)

Net Assets - 100.0%		$442,248,750

CALL OPTIONS WRITTEN

Description	Contracts (c)	Exercise Price	Expiration Month	U.S. $ Value
NetFlix, Inc. (premiums received $17,331)	12	$215.00	April 2011	$29,040

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,289,074 and gross unrealized depreciation of investments was $(3,363,242), resulting in net unrealized appreciation of $40,925,832.
(c)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$437,600,302	$—	$—	$437,600,302
Short-Term Investments	—	6,122,000	—	6,122,000

Total Investments in Securities	437,600,302	6,122,000	—	443,722,302
Other Financial Instruments* :
Liabilities
Options Written	(29,040)	—	—	(29,040)

Total	$437,571,262	$6,122,000	$—	$443,693,262

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.1%
Certificates of Deposit - 40.2%
Bank of Montreal Chicago
7/26/11 (a)	0.29%	$1,300	$1,300,000
Bank of Nova Scotia
10/18/11 (a)	0.25%	300	299,917
9/06/11	0.31%	1,000	1,000,000
Barclays Bank PLC NY
7/05/11 (a)	0.56%	1,400	1,400,000
Canadian Imperial Bank of Comm NY
5/27/11 (a)	0.31%	1,300	1,299,989
Credit Suisse NY
4/14/11	0.30%	1,300	1,300,019
Dnb Nor Bank ASA NY
6/15/11	0.28%	1,300	1,300,000
National Australia Bank NY
10/19/11 (a)	0.32%	600	600,038
12/30/11 (a)	0.56%	700	701,216
Nordea Bank Finland NY
5/03/11	0.45%	1,300	1,300,150
Rabobank Nederland NV NY
7/21/11	0.36%	1,300	1,300,000
Royal Bank of Canada NY
3/29/12 (a)	0.30%	650	650,000
2/14/12 (a)	0.31%	500	499,957
1/27/12 (a)	0.35%	150	150,051
Societe Generale NY
4/01/11	0.18%	1,300	1,300,000
State Street Bank & Trust
5/12/11	0.25%	1,300	1,300,000
Toronto-Dominion Bank NY
10/28/11 (a)	0.32%	500	500,000
1/12/12 (a)	0.34%	800	800,000
Westpac Banking Corp. NY
1/13/12 (a)	0.35%	1,300	1,300,000

			18,301,337

Municipal Obligations - 22.7%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (b)	0.15%	1,000	1,000,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (b)	0.18%	1,300	1,300,000
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008B 5/15/48 (b)	0.15%	1,200	1,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst)
2/15/38 (b)	0.20%	2,000	2,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (b)	0.19%	$1,248	$1,248,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
11/01/49 (b)	0.15%	1,300	1,300,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
12/01/30 (b)	0.19%	1,000	1,000,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
1993B
12/01/33 (b)	0.18%	1,300	1,300,000

			10,348,000

Commercial Paper - 21.0%
Abbott Laboratories
4/25/11 (c)	0.15%	600	599,940
Australia & New Zealand Banking Group Ltd
1/30/12 (a)(c)	0.50%	1,000	1,001,547
10/21/11 (a)(c)	0.60%	250	250,417
Banque Et Caisse Epargne
5/04/11	0.34%	1,300	1,299,595
Commonwealth Bank of Australia
11/04/11 (a)(c)	0.61%	1,300	1,302,243
KFW
5/11/11 (c)	0.25%	1,300	1,299,639
Norinchukin Bank NY
4/19/11	0.32%	1,300	1,300,000
Svenska Handelsbank, Inc.
5/09/11 (c)	0.27%	1,300	1,299,629
Toyota Motor Credit Corp.
4/01/11	0.16%	1,200	1,200,000

			9,553,010

U.S. Government & Government Sponsored Agency Obligations - 10.5%
Federal Farm Credit Bank
11/17/11 (a)	0.19%	500	499,909
12/20/11 (a)	0.21%	500	499,928
7/20/12 (a)	0.21%	500	499,802
4/23/12 (a)	0.26%	500	500,067
4/12/12 (a)	0.29%	500	500,183
Federal Home Loan Bank	0.19%	500	499,771
2/17/12 (a)
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.18%	500	499,662
5/05/11 (a)	0.19%	300	299,975
12/21/11 (a)	0.20%	500	499,854

	Yield*	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association
9/19/11 (a)	0.21%	500	499,906

			4,799,057

Corporates - Investment Grade - 2.9%
JPMorgan Chase & Co.c
6/13/11 (a)	1.06%	1,300	1,302,007

Repurchase Agreements - 2.8%
Mizuho Securities USA , 0.12%, dated 03/31/11 due 04/01/11 in the amount of $1,300,004 (collateralized by $1,320,200 U.S. Treasury Note, 1.00% due 07/31/11, value $1,326,065)		1,300	1,300,000

Total Investments - 100.1% (cost $45,603,411) (d)			45,603,411
Other assets less liabilities - (0.1)%			(40,923)

Net Assets - 100.0%			$45,562,488

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2011.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $5,753,415 or 12.6% of net assets.
(d)	As of March 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA	-	Industrial Development Authority/Agency

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$18,301,337	$—	$18,301,337
Municipal Obligations	—	10,348,000	—	10,348,000
Commercial Paper	—	9,553,010	—	9,553,010
U.S. Government & Government Sponsored Agency Obligations	—	4,799,057	—	4,799,057
Corporates - Investment Grade	—	1,302,007	—	1,302,007
Repurchase Agreements	—	1,300,000	—	1,300,000

Total Investments in Securities	—	45,603,411	—	45,603,411
Other Financial Instruments*	—	—	—	—

Total	$—	$45,603,411	$—	$45,603,411

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 28.6%
Diversified/Specialty - 16.0%
Alexandria Real Estate Equities, Inc.	15,300	$1,192,941
BioMed Realty Trust, Inc.	70,500	1,340,910
Coresite Realty Corp.	33,976	538,180
Digital Realty Trust, Inc.	45,000	2,616,300
Forest City Enterprises, Inc. (a)	51,390	967,674
Potlatch Corp.	30,700	1,234,140
Rayonier, Inc.	35,947	2,239,857
Vornado Realty Trust	26,700	2,336,250
Washington Real Estate Investment Trust	6,500	202,085

		12,668,337

Health Care - 10.8%
HCP, Inc.	20,400	773,976
Health Care REIT, Inc.	52,500	2,753,100
National Health Investors, Inc.	21,413	1,026,111
Nationwide Health Properties, Inc.	42,319	1,799,827
Ventas, Inc.	40,400	2,193,720

		8,546,734

Triple Net - 1.8%
Entertainment Properties Trust	29,379	1,375,525

		22,590,596

Residential - 25.5%
Multi-Family - 15.3%
BRE Properties, Inc.	26,150	1,233,757
Camden Property Trust	23,625	1,342,372
Colonial Properties Trust	73,000	1,405,250
Equity Residential	54,000	3,046,140
Essex Property Trust, Inc.	14,800	1,835,200
Home Properties, Inc.	13,924	820,820
Mid-America Apartment Communities, Inc.	12,510	803,142
UDR, Inc.	64,800	1,579,176

		12,065,857

Self Storage - 9.2%
Extra Space Storage, Inc.	96,200	1,992,302
Public Storage	33,900	3,759,849
U-Store-It Trust	146,000	1,535,920

		7,288,071

Student Housing - 1.0%
Education Realty Trust, Inc.	99,300	797,379

		20,151,307

Retail - 18.5%
Regional Mall - 12.5%
General Growth Properties, Inc.	40,399	625,376
Glimcher Realty Trust	109,300	1,011,025
Simon Property Group, Inc.	69,711	7,470,231
Taubman Centers, Inc.	14,583	781,357

		9,887,989

Shopping Center/Other Retail - 6.0%
Developers Diversified Realty Corp.	56,300	788,200

Company	Shares	U.S. $ Value
Excel Trust, Inc.	60,100	708,579
Kimco Realty Corp.	108,616	1,992,018
Weingarten Realty Investors	48,357	1,211,826

		4,700,623

		14,588,612

Office - 10.6%
Office - 10.6%
Boston Properties, Inc.	39,769	3,772,090
Douglas Emmett, Inc.	86,000	1,612,500
Duke Realty Corp.	117,249	1,642,658
Kilroy Realty Corp.	30,700	1,192,081
SL Green Realty Corp.	2,600	195,520

		8,414,849

Lodging - 10.4%
Lodging - 10.4%
Ashford Hospitality Trust, Inc.	77,200	850,744
DiamondRock Hospitality Co.	96,623	1,079,279
Host Hotels & Resorts, Inc.	62,600	1,102,386
Hyatt Hotels Corp. (a)	35,700	1,536,528
Intercontinental Hotels Group PLC	52,100	1,067,674
LaSalle Hotel Properties	43,800	1,182,600
Sunstone Hotel Investors, Inc. (a)	76,721	781,787
Wyndham Worldwide Corp.	19,200	610,752

		8,211,750

Industrials - 4.8%
Industrial Warehouse Distribution - 4.8%
AMB Property Corp.	17,077	614,260
First Potomac Realty Trust	17,005	267,829
ProLogis	180,792	2,889,056

		3,771,145

Total Common Stocks (cost $64,790,669)		77,728,259

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit
0.01%, 4/01/11 (Cost $736,000)	$736	736,000

Total Investments - 99.3% (cost $65,526,669) (b)		78,464,259
Other assets less liabilities - 0.7%		573,745

Net Assets - 100.0%		$79,038,004

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,031,943 and gross unrealized depreciation of investments was $(94,353), resulting in net unrealized appreciation of $12,937,590.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	–	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity:Other	$22,590,596	$—	$—	$22,590,596
Residential	20,151,307	—	—	20,151,307
Retail	14,588,612	—	—	14,588,612
Office	8,414,849	—	—	8,414,849
Lodging	7,144,076	1,067,674	—	8,211,750
Industrials	3,771,145	—	—	3,771,145
Short-Term Investments	—	736,000	—	736,000

Total Investments in Securities	76,660,585	1,803,674	—	78,464,259
Other Financial Instruments*	—	—	—	—

Total	$76,660,585	$1,803,674	$—	$78,464,259

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Information Technology - 30.2%
Communications Equipment - 5.3%
ADTRAN, Inc.	18,780	$797,399
Aruba Networks, Inc. (a)	20,632	698,187
Ixia (a)	39,642	629,515
Netgear, Inc. (a)	21,530	698,433
Riverbed Technology, Inc. (a)	19,334	727,925

		3,551,459

Electronic Equipment, Instruments & Components - 0.7%
Universal Display Corp. (a)	8,055	443,347

Internet Software & Services - 4.0%
Cornerstone OnDemand, Inc. (a)	9,149	166,786
DealerTrack Holdings, Inc. (a)	28,729	659,618
IntraLinks Holdings, Inc. (a)	21,119	564,722
LogMeIn, Inc. (a)	12,090	509,715
RightNow Technologies, Inc. (a)	25,670	803,471

		2,704,312

IT Services - 1.5%
VeriFone Systems, Inc. (a)	18,059	992,342

Semiconductors & Semiconductor Equipment - 7.6%
Entegris, Inc. (a)	48,946	429,256
Fairchild Semiconductor International, Inc. (a)	40,880	744,016
Hittite Microwave Corp. (a)	9,270	591,148
International Rectifier Corp. (a)	26,040	860,882
Magnachip Semiconductor Corp. (a)	25,514	350,818
Netlogic Microsystems, Inc. (a)	20,132	845,947
ON Semiconductor Corp. (a)	36,020	355,517
Skyworks Solutions, Inc. (a)	8,130	263,575
Teradyne, Inc. (a)	36,150	643,831

		5,084,990

Software - 11.1%
Aspen Technology, Inc. (a)	60,367	904,901
Concur Technologies, Inc. (a)	10,810	599,415
Fortinet, Inc. (a)	20,913	920,172
Informatica Corp. (a)	12,990	678,468
MICROS Systems, Inc. (a)	12,840	634,681
Radiant Systems, Inc. (a)	34,204	605,411
RealD, Inc. (a)	28,104	768,925
SuccessFactors, Inc. (a)	21,830	853,335
Taleo Corp. (a)	14,314	510,294
TIBCO Software, Inc. (a)	37,550	1,023,237

		7,498,839

		20,275,289

Company	Shares	U.S. $ Value
Health Care - 18.6%
Biotechnology - 5.8%
Amarin Corp. PLC (ADR) (a)	35,400	258,420
Ardea Biosciences, Inc. (a)	9,200	263,948
Ariad Pharmaceuticals, Inc. (a)	17,700	133,104
Arqule, Inc. (a)	42,927	307,357
AVEO Pharmaceuticals, Inc. (a)	12,370	165,634
Cepheid, Inc. (a)	15,767	441,791
Human Genome Sciences, Inc. (a)	7,650	209,992
Incyte Corp. Ltd. (a)	23,200	367,720
InterMune, Inc. (a)	10,620	501,158
Ironwood Pharmaceuticals, Inc. (a)	12,700	177,800
NPS Pharmaceuticals, Inc. (a)	6,717	64,282
Pharmasset, Inc. (a)	4,253	334,754
United Therapeutics Corp. (a)	9,990	669,530

		3,895,490

Health Care Equipment & Supplies - 3.5%
NxStage Medical, Inc. (a)	25,627	563,281
Sirona Dental Systems, Inc. (a)	12,990	651,578
Volcano Corp. (a)	24,720	632,832
Zoll Medical Corp. (a)	11,355	508,818

		2,356,509

Health Care Providers & Services - 5.1%
Centene Corp. (a)	22,610	745,678
Healthspring, Inc. (a)	22,068	824,681
HMS Holdings Corp. (a)	12,374	1,012,812
IPC The Hospitalist Co., Inc. (a)	14,870	675,247
Magellan Health Services, Inc. (a)	4,140	203,191

		3,461,609

Health Care Technology - 1.6%
SXC Health Solutions Corp. (a)	19,480	1,067,504

Pharmaceuticals - 2.6%
Impax Laboratories, Inc. (a)	27,750	706,238
MAP Pharmaceuticals, Inc. (a)	13,770	189,888
Nektar Therapeutics (a)	25,000	236,750
Optimer Pharmaceuticals, Inc. (a)	19,206	227,207
Salix Pharmaceuticals Ltd. (a)	11,290	395,489

		1,755,572

		12,536,684

Industrials - 18.4%
Aerospace & Defense - 1.7%
Hexcel Corp. (a)	40,740	802,171
Keyw Holding Corp. (The) (a)	28,983	355,911

		1,158,082

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,877	758,344

Company	Shares	U.S. $ Value
Building Products - 0.9%
Simpson Manufacturing Co., Inc.	21,090	621,311

Commercial Services & Supplies - 1.2%
Interface, Inc.	44,510	822,990

Electrical Equipment - 1.1%
AMETEK, Inc.	16,980	744,913

Machinery - 7.2%
Actuant Corp.-Class A	28,530	827,370
Bucyrus International, Inc.-Class A	2,110	192,960
IDEX Corp.	18,275	797,704
Lincoln Electric Holdings, Inc.	10,350	785,772
Middleby Corp. (a)	8,020	747,624
RBC Bearings, Inc. (a)	16,510	631,177
Valmont Industries, Inc.	7,790	813,042

		4,795,649

Marine - 1.3%
Kirby Corp. (a)	15,073	863,532

Professional Services - 1.2%
TrueBlue, Inc. (a)	49,070	823,885

Road & Rail - 2.0%
Genesee & Wyoming, Inc.-Class A (a)	12,420	722,844
Knight Transportation, Inc.	31,090	598,483

		1,321,327

Trading Companies & Distributors - 0.7%
United Rentals, Inc. (a)	13,300	442,624

		12,352,657

Consumer Discretionary - 17.9%
Distributors - 1.1%
LKQ Corp. (a)	31,030	747,823

Diversified Consumer Services - 0.7%
K12, Inc. (a)	13,300	448,210

Hotels, Restaurants & Leisure - 5.0%
Gaylord Entertainment Co. (a)	19,210	666,203
Life Time Fitness, Inc. (a)	18,070	674,191
Orient-Express Hotels Ltd.-Class A (a)	60,840	752,591
Panera Bread Co.-Class A (a)	5,580	708,660
Texas Roadhouse, Inc.-Class A	35,030	595,160

		3,396,805

Household Durables - 1.2%
Tempur-Pedic International, Inc. (a)	16,130	817,146

Media - 2.0%
Lamar Advertising Co. (a)	17,220	636,107
National CineMedia, Inc.	36,700	685,189

		1,321,296

Specialty Retail - 7.1%
Citi Trends, Inc. (a)	15,450	344,380

Company	Shares	U.S. $ Value
Dick’s Sporting Goods, Inc. (a)	18,790	751,224
Select Comfort Corp. (a)	77,350	932,841
Tractor Supply Co.	14,700	879,942
Ulta Salon Cosmetics & Fragrance, Inc. (a)	18,160	874,041
Zumiez, Inc. (a)	37,000	977,910

		4,760,338

Textiles, Apparel & Luxury Goods - 0.8%
Vera Bradley, Inc. (a)	13,218	557,932

		12,049,550

Energy - 5.3%
Energy Equipment & Services - 2.7%
Complete Production Services, Inc. (a)	21,012	668,392
Dril-Quip, Inc. (a)	6,860	542,146
Oceaneering International, Inc. (a)	6,520	583,214

		1,793,752

Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	14,240	754,293
Resolute Energy Corp. (a)	15,130	274,458
SM Energy Co.	10,058	746,203

		1,774,954

		3,568,706

Financials - 4.5%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	4,610	504,196
Greenhill & Co., Inc.	5,990	394,082
KBW, Inc.	15,492	405,735
Stifel Financial Corp. (a)	11,431	820,632

		2,124,645

Commercial Banks - 1.3%
Iberiabank Corp.	9,243	555,782
Signature Bank (a)	5,516	311,102

		866,884

		2,991,529

Materials - 1.3%
Chemicals - 1.3%
Solutia, Inc. (a)	35,270	895,858

Consumer Staples - 1.0%
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	10,230	660,960

Total Common Stocks (cost $46,427,491)		65,331,233

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.1%
Time Deposit - 3.1%
State Street Time Deposit 0.01%, 4/01/11 (cost $2,095,000)	2,095	2,095,000

Total Investments - 100.3% (cost $48,522,491) (b)		67,426,233
Other assets less liabilities - (0.3)%		(207,008)

Net Assets - 100.0%		$67,219,225

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,143,691 and gross unrealized depreciation of investments was $(239,949), resulting in net unrealized appreciation of $18,903,742.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$65,331,233	$—	$—	$65,331,233
Short-Term Investments	—	2,095,000	—	2,095,000

Total Investments in Securities	65,331,233	2,095,000	—	67,426,233
Other Financial Instruments*	—	—	—	—

Total	$65,331,233	$2,095,000	$—	$67,426,233

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 24.1%
Capital Markets - 0.9%
MF Global Holdings Ltd. (a)	604,000	$5,001,120

Commercial Banks - 6.4%
Associated Banc-Corp	225,400	3,347,190
CapitalSource, Inc.	959,000	6,751,360
Comerica, Inc.	180,600	6,631,632
Popular, Inc. (a)	1,737,957	5,057,455
Susquehanna Bancshares, Inc.	369,964	3,459,163
Umpqua Holdings Corp.	311,840	3,567,450
Webster Financial Corp.	158,200	3,390,226
Whitney Holding Corp.	343,900	4,683,918

		36,888,394

Insurance - 6.2%
Amtrust Financial Services, Inc.	186,600	3,558,462
Aspen Insurance Holdings Ltd.	198,200	5,462,392
Endurance Specialty Holdings Ltd.	137,300	6,702,986
Fidelity National Financial, Inc.-Class A	205,800	2,907,954
Platinum Underwriters Holdings Ltd.	181,250	6,903,812
Reinsurance Group of America, Inc.-Class A	85,200	5,348,856
Unum Group	178,400	4,683,000

		35,567,462

Real Estate Investment Trusts (REITS) - 7.5%
BioMed Realty Trust, Inc.	265,700	5,053,614
BRE Properties, Inc.	103,450	4,880,771
Camden Property Trust	118,100	6,710,442
CBL & Associates Properties, Inc.	192,800	3,358,576
DiamondRock Hospitality Co.	541,600	6,049,672
Entertainment Properties Trust	149,800	7,013,636
Sunstone Hotel Investors, Inc. (a)	485,130	4,943,475
Tanger Factory Outlet Centers	179,000	4,696,960

		42,707,146

Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. (a)	215,300	4,054,099

Thrifts & Mortgage Finance - 2.4%
First Niagara Financial Group, Inc.	368,100	4,998,798
People’s United Financial, Inc.	277,100	3,485,918
Washington Federal, Inc.	293,900	5,096,226

		13,580,942

		137,799,163

Consumer Discretionary - 15.6%
Auto Components - 2.7%
Cooper Tire & Rubber Co.	203,500	5,240,125
Dana Holding Corp. (a)	275,400	4,789,206
Federal-Mogul Corp. (a)	13,293	330,996
TRW Automotive Holdings Corp. (a)	93,100	5,127,948

		15,488,275

Hotels, Restaurants & Leisure - 2.0%
Royal Caribbean Cruises Ltd. (a)	109,500	4,517,970

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	217,300	6,912,313

		11,430,283

Household Durables - 2.5%
American Greetings Corp.	315,000	7,434,000
NVR, Inc. (a)	8,810	6,660,360

		14,094,360

Media - 1.4%
Gannett Co., Inc.	325,800	4,961,934
Meredith Corp.	94,000	3,188,480

		8,150,414

Multiline Retail - 1.8%
Big Lots, Inc. (a)	124,900	5,424,407
Saks, Inc. (a)	420,900	4,760,379

		10,184,786

Specialty Retail - 4.2%
ANN, Inc. (a)	252,100	7,338,631
Foot Locker, Inc.	351,750	6,936,510
Office Depot, Inc. (a)	908,300	4,205,429
Signet Jewelers Ltd. (a)	116,900	5,379,738

		23,860,308

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. (The)	421,450	5,794,937

		89,003,363

Industrials - 11.7%
Airlines - 0.6%
Alaska Air Group, Inc. (a)	57,400	3,640,308

Building Products - 0.6%
Masco Corp.	253,100	3,523,152

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	114,300	4,796,028

Electrical Equipment - 3.2%
EnerSys (a)	105,600	4,197,600
General Cable Corp. (a)	157,900	6,837,070
Thomas & Betts Corp. (a)	124,950	7,430,776

		18,465,446

Machinery - 3.0%
Briggs & Stratton Corp.	254,500	5,764,425
Mueller Industries, Inc.	195,700	7,166,534
Trinity Industries, Inc.	111,400	4,085,038

		17,015,997

Professional Services - 0.7%
Kelly Services, Inc.-Class A (a)	169,200	3,673,332

Road & Rail - 0.7%
Con-way, Inc.	98,950	3,887,746

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 2.1%
Aircastle Ltd.	426,200	5,144,234
WESCO International, Inc. (a)	111,500	6,968,750

		12,112,984

		67,114,993

Energy - 10.5%
Energy Equipment & Services - 3.5%
Bristow Group, Inc. (a)	141,000	6,669,300
Helix Energy Solutions Group, Inc. (a)	386,300	6,644,360
Helmerich & Payne, Inc.	98,900	6,793,441

		20,107,101

Oil, Gas & Consumable Fuels - 7.0%
Forest Oil Corp. (a)	199,400	7,543,302
Petroleum Development Corp. (a)	109,300	5,247,493
Southern Union Co.	250,400	7,166,448
Swift Energy Co. (a)	165,000	7,042,200
Teekay Corp.	195,100	7,205,043
Tesoro Corp. (a)	219,100	5,878,453

		40,082,939

		60,190,040

Utilities - 9.4%
Electric Utilities - 4.6%
NV Energy, Inc.	452,400	6,736,236
Pepco Holdings, Inc.	362,900	6,768,085
Portland General Electric Co.	271,800	6,460,686
Unisource Energy Corp.	172,900	6,246,877

		26,211,884

Gas Utilities - 2.4%
Atmos Energy Corp.	214,900	7,328,090
UGI Corp.	200,600	6,599,740

		13,927,830

Multi-Utilities - 2.4%
CMS Energy Corp.	341,800	6,712,952
NiSource, Inc.	357,600	6,858,768

		13,571,720

		53,711,434

Information Technology - 8.5%
Computers & Peripherals - 0.6%
NCR Corp. (a)	176,700	3,329,028

Electronic Equipment, Instruments & Components - 5.5%
Anixter International, Inc.	76,800	5,367,552
Arrow Electronics, Inc. (a)	130,200	5,452,776
AU Optronics Corp. (Sponsored ADR) (a)	568,442	4,990,921
Avnet, Inc. (a)	150,000	5,113,500
Flextronics International Ltd. (a)	695,600	5,196,132
Insight Enterprises, Inc. (a)	316,100	5,383,183

		31,504,064

Company	Shares	U.S. $ Value
IT Services - 1.8%
Amdocs Ltd. (a)	121,900	3,516,815
Convergys Corp. (a)	467,200	6,708,992

		10,225,807

Software - 0.6%
Take-Two Interactive Software, Inc. (a)	228,100	3,505,897

		48,564,796

Materials - 7.1%
Chemicals - 3.7%
Arch Chemicals, Inc.	184,800	7,685,832
Cytec Industries, Inc.	59,500	3,235,015
Huntsman Corp.	400,450	6,959,821
PolyOne Corp.	250,200	3,555,342

		21,436,010

Metals & Mining - 3.4%
Commercial Metals Co.	415,400	7,173,958
Reliance Steel & Aluminum Co.	120,325	6,952,379
Steel Dynamics, Inc.	269,600	5,060,392

		19,186,729

		40,622,739

Health Care - 6.5%
Health Care Equipment & Supplies - 1.3%
Kinetic Concepts, Inc. (a)	139,300	7,580,706

Health Care Providers & Services - 4.2%
AMERIGROUP Corp. (a)	58,700	3,771,475
Health Net, Inc. (a)	241,400	7,893,780
LifePoint Hospitals, Inc. (a)	188,645	7,579,756
Molina Healthcare, Inc. (a)	124,125	4,965,000

		24,210,011

Pharmaceuticals - 1.0%
Par Pharmaceutical Cos., Inc. (a)	180,400	5,606,832

		37,397,549

Consumer Staples - 5.1%
Beverages - 1.3%
Constellation Brands, Inc.-Class A (a)	371,125	7,526,415

Food Products - 3.8%
Bunge Ltd.	70,300	5,084,799
Dole Food Co., Inc. (a)	349,600	4,765,048
Smithfield Foods, Inc. (a)	334,200	8,040,852
Tyson Foods, Inc.-Class A	195,600	3,753,564

		21,644,263

		29,170,678

Total Common Stocks (cost $453,051,851)		563,574,755

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit 0.01%, 4/01/11 (cost $7,077,000)	$7,077	7,077,000

Total Investments - 99.8% (cost $460,128,851) (b)		570,651,755
Other assets less liabilities - 0.2%		1,294,786

Net Assets - 100.0%		$571,946,541

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,245,005 and gross unrealized depreciation of investments was $(6,722,101), resulting in net unrealized appreciation of $110,522,904.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$563,574,755	$—	$—	$563,574,755
Short-Term Investments	—	7,077,000	—	7,077,000

Total Investments in Securities	563,574,755	7,077,000	—	570,651,755
Other Financial Instruments*	—	—	—	—

Total	$563,574,755	$7,077,000	$—	$570,651,755

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 18.5%
Auto Components - 1.3%
Lear Corp.	32,600	1,593,162
TRW Automotive Holdings Corp. (a)	21,700	1,195,236

		2,788,398

Automobiles - 0.8%
Ford Motor Co. (a)	73,100	1,089,921
General Motors Co. (a)	17,200	533,716

		1,623,637

Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd. (a)	14,700	606,522

Household Durables - 1.7%
Fortune Brands, Inc.	13,600	841,704
Garmin Ltd.	36,479	1,235,179
NVR, Inc. (a)	2,000	1,512,000

		3,588,883

Media - 8.8%
Cablevision Systems Corp.	7,600	263,036
Comcast Corp.-Class A	182,500	4,511,400
DIRECTV (a)	48,500	2,269,800
Gannett Co., Inc.	85,200	1,297,596
News Corp.-Class A	170,900	3,001,004
Time Warner Cable, Inc.-Class A	46,800	3,338,712
Time Warner, Inc.	63,100	2,252,670
Viacom, Inc.-Class B	42,800	1,991,056

		18,925,274

Multiline Retail - 1.4%
Kohls Corp.	32,800	1,739,712
Macys, Inc.	54,100	1,312,466

		3,052,178

Specialty Retail - 4.2%
Foot Locker, Inc.	72,900	1,437,588
Gap, Inc. (The)	80,600	1,826,396
Limited Brands, Inc.	34,000	1,117,920
Lowe’s Cos., Inc.	74,600	1,971,678
Office Depot, Inc. (a)	180,800	837,104
Ross Stores, Inc.	14,900	1,059,688
TJX Cos., Inc.	17,800	885,194

		9,135,568

		39,720,460

Financials - 17.0%
Capital Markets - 2.2%
Goldman Sachs Group, Inc. (The)	13,100	2,075,957
Morgan Stanley	94,700	2,587,204

		4,663,161

Commercial Banks - 4.2%
BB&T Corp.	67,100	1,841,895
Comerica, Inc.	16,900	620,568

Company	Shares	U.S. $ Value
Wells Fargo & Co.	206,800	6,555,560

		9,018,023

Consumer Finance - 0.3%
Capital One Financial Corp.	14,700	763,812

Diversified Financial Services - 6.7%
Bank of America Corp.	198,400	2,644,672
Citigroup, Inc.(a)	909,800	4,021,316
JPMorgan Chase & Co.	160,600	7,403,660
Moody’s Corp.	12,600	427,266

		14,496,914

Insurance - 3.6%
ACE Ltd.	26,700	1,727,490
Allstate Corp. (The)	17,800	565,684
Berkshire Hathaway, Inc. (a)	17,400	1,455,162
Chubb Corp.	15,500	950,305
Travelers Cos., Inc. (The)	49,400	2,938,312

		7,636,953

		36,578,863

Energy - 15.1%
Energy Equipment & Services - 2.5%
Ensco PLC (Sponsored ADR)	39,400	2,278,896
McDermott International, Inc. (a)	49,900	1,266,961
Nabors Industries Ltd. (a)	60,600	1,841,028

		5,386,885

Oil, Gas & Consumable Fuels - 12.6%
Chevron Corp.	61,300	6,585,459
ConocoPhillips	46,500	3,713,490
Devon Energy Corp.	52,700	4,836,279
Hess Corp.	30,900	2,632,989
Marathon Oil Corp.	82,600	4,403,406
Newfield Exploration Co. (a)	26,800	2,037,068
Nexen, Inc. (New York)	69,700	1,736,924
Tesoro Corp. (a)	27,500	737,825
Total SA (Sponsored ADR)	5,300	323,141

		27,006,581

		32,393,466

Health Care - 12.6%
Biotechnology - 1.9%
Amgen, Inc. (a)	33,600	1,795,920
Gilead Sciences, Inc. (a)	52,300	2,219,612

		4,015,532

Health Care Providers & Services - 2.1%
Health Net, Inc. (a)	28,800	941,760
UnitedHealth Group, Inc.	38,900	1,758,280
WellPoint, Inc.	27,400	1,912,246

		4,612,286

Pharmaceuticals - 8.6%
AstraZeneca PLC (Sponsored ADR)	70,000	3,228,400

Company	Shares	U.S. $ Value
Johnson & Johnson	112,500	6,665,625
Merck & Co., Inc.	6,500	214,565
Pfizer, Inc.	406,700	8,260,077

		18,368,667

		26,996,485

Consumer Staples - 8.4%
Beverages - 0.8%
Constellation Brands, Inc. - Class A (a)	89,300	1,811,004

Food & Staples Retailing - 1.4%
Kroger Co. (The)	108,600	2,603,142
Safeway, Inc.	12,200	287,188

		2,890,330

Food Products - 2.9%
Archer-Daniels-Midland Co.	50,400	1,814,904
Bunge Ltd.	33,300	2,408,589
ConAgra Foods, Inc.	34,400	817,000
Smithfield Foods, Inc. (a)	48,100	1,157,286

		6,197,779

Household Products - 2.0%
Kimberly-Clark Corp.	9,677	631,618
Procter & Gamble Co. (The)	58,600	3,609,760

		4,241,378

Tobacco - 1.3%
Altria Group, Inc.	109,500	2,850,285

		17,990,776

Industrials - 8.2%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc. (a)	9,933	412,233
Northrop Grumman Corp.	59,600	3,737,516
Raytheon Co.	32,600	1,658,362

		5,808,111

Airlines - 0.7%
Delta Air Lines, Inc. (a)	151,500	1,484,700

Industrial Conglomerates - 2.0%
General Electric Co.	215,300	4,316,765

Machinery - 2.8%
Eaton Corp.	18,000	997,920
Ingersoll-Rand PLC	56,100	2,710,191
Parker Hannifin Corp.	22,200	2,101,896
SPX Corp.	3,400	269,926

		6,079,933

		17,689,509

Utilities - 5.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	8,900	312,746
Edison International	52,800	1,931,952
NV Energy, Inc.	83,400	1,241,826

		3,486,524

Company	Shares	U.S. $ Value
Gas Utilities - 1.2%
Atmos Energy Corp.	38,400	1,309,440
UGI Corp.	35,500	1,167,950

		2,477,390

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	17,000	529,210

Multi-Utilities - 2.8%
Ameren Corp.	23,000	645,610
CenterPoint Energy, Inc.	54,700	960,532
CMS Energy Corp.	63,800	1,253,032
DTE Energy Co.	38,900	1,904,544
NiSource, Inc.	69,000	1,323,420

		6,087,138

		12,580,262

Information Technology - 5.7%
Communications Equipment - 1.0%
Motorola Solutions, Inc. (a)	46,600	2,082,554

Computers & Peripherals - 2.5%
Dell, Inc. (a)	236,900	3,437,419
Hewlett-Packard Co.	48,900	2,003,433

		5,440,852

Electronic Equipment, Instruments & Components - 1.4%
Corning, Inc.	97,100	2,003,173
TE Connectivity Ltd.	29,000	1,009,780

		3,012,953

Semiconductors & Semiconductor Equipment - 0.8%
Advanced Semiconductor Engineering, Inc. (ADR)	85,600	469,088
Intel Corp.	61,300	1,236,421

		1,705,509

		12,241,868

Materials - 4.2%
Chemicals - 2.1%
Dow Chemical Co. (The)	83,500	3,152,125
LyondellBasell Industries NV (a)	32,200	1,273,510

		4,425,635

Metals & Mining - 2.1%
Alcoa, Inc.	140,300	2,476,295
Commercial Metals Co.	42,000	725,340
Reliance Steel & Aluminum Co.	12,200	704,916
Steel Dynamics, Inc.	36,700	688,859

		4,595,410

		9,021,045

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	159,300	4,874,580
CenturyLink, Inc.	42,100	1,749,255
Verizon Communications, Inc.	32,200	1,240,988

	Principal Amount (000)	U.S. $ Value
		7,864,823

Total Common Stocks (cost $178,758,120)		213,077,557

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit 0.01%, 4/01/11 (cost $1,876,000)	$1,876	1,876,000

Total Investments - 100.1% (cost $180,634,120) (b)		214,953,557
Other assets less liabilities - (0.1)%		(211,901)

Net Assets - 100.0%		$214,741,656

(a)	Non-income producing security.
(b)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,155,520 and gross unrealized depreciation of investments was $(3,836,083), resulting in net unrealized appreciation of $34,319,437.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$213,077,557	$—	$—	$213,077,557
Short-Term Investments	—	1,876,000	—	1,876,000

Total Investments in Securities	213,077,557	1,876,000	—	214,953,557
Other Financial Instruments*	—	—	—	—

Total	$213,077,557	$1,876,000	$—	$214,953,557

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 26, 2011